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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for 5 of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Growth Fund and Evergreen Precious Metals Fund, for the six months ended April 30, 2003. These remaining series have a 10/31 fiscal year end.

Date of reporting period:	04/30/2003

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen Emerging Markets Growth Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Emerging Markets Growth Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

Management Team

J. Gary Craven, CFA
Small/Mid Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

6-month return with sales charge	-1.13%	-0.36%	2.63%	N/A

6-month return w/o sales charge	4.93%	4.64%	4.64%	5.09%

Average annual returns*

1 year with sales charge	-20.00%	-19.95%	-17.52%	N/A

1 year w/o sales charge	-15.09%	-15.74%	-15.84%	-14.81%

5 year	-7.12%	-7.15%	-6.95%	-5.67%

Since portfolio inception	-3.01%	-3.06%	-3.17%	-2.06%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Emerging Markets Growth Fund Class A shares,1 versus a similar investment in the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Consumer Price Index (CPI).

The MSCI EMF is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

2Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS A
Net asset value, beginning of period	$7.51	$6.72	$8.56	$9.32	$7.90	$9.99
Income from investment operations
Net investment income (loss)	0.06	0.01	-0.02	-0.06	-0.01	0.14
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.31	0.78[2]	-1.82	-0.70	1.44	-1.98
Total from investment operations	0.37	0.79	-1.84	-0.76	1.43	-1.84
Distributions to shareholders from
Net investment income	0	0	0	0	-0.01	0
Net realized gains	0	0	0	0	0	-0.25
Total distributions to shareholders	0	0	0	0	-0.01	-0.25
Net asset value, end of period	$7.88	$7.51	$6.72	$8.56	$9.32	$7.90
Total return[3]	4.93%	11.76%	-21.50%	-8.15%	18.16%	-18.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$20,761	$19,302	$3,949	$6,331	$8,390	$6,195
Ratios to average net assets
Expenses[4]	1.60%[5]	1.79%	2.35%	2.18%	2.16%	2.04%
Net investment income (loss)	1.69%[5]	0.14%	-0.26%	-0.58%	-0.09%	1.54%
Portfolio turnover rate	50%	89%	45%	57%	205%	380%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  The per share net realized and unrealized gains is not in accord with the net realized and unrealized gains for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS B
Net asset value, beginning of period	$7.11	$6.41	$8.22	$9.01	$7.69	$9.85
Income from investment operations
Net investment income (loss)	0.03	-0.05	-0.07	-0.14	-0.08	0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.30	0.75[2]	-1.74	-0.65	1.41	-1.99
Total from investment operations	0.33	0.70	-1.81	-0.79	1.33	-1.91
Distributions to shareholders from
Net investment income	0	0	0	0	-0.01	0
Net realized gains	0	0	0	0	0	-0.25
Total distributions to shareholders	0	0	0	0	-0.01	-0.25
Net asset value, end of period	$7.44	$7.11	$6.41	$8.22	$9.01	$7.69
Total return[3]	4.64%	10.92%	-22.02%	-8.77%	17.32%	-19.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,184	$3,616	$1,690	$2,379	$3,452	$2,970
Ratios to average net assets
Expenses[4]	2.35%[5]	2.63%	3.10%	2.93%	2.90%	2.78%
Net investment income (loss)	0.89%[5]	-0.64%	-0.98%	-1.32%	-0.97%	0.80%
Portfolio turnover rate	50%	89%	45%	57%	205%	380%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  The per share net realized and unrealized gains is not in accord with the net realized and unrealized gains for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS C
Net asset value, beginning of period	$7.11	$6.42	$8.23	$9.02	$7.68	$9.85
Income from investment operations
Net investment income (loss)	0.03	-0.04	-0.07	-0.14	-0.08	0.05
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.30	0.73[2]	-1.74	-0.65	1.43	-1.97
Total from investment operations	0.33	0.69	-1.81	-0.79	1.35	-1.92
Distributions to shareholders from
Net investment income	0	0	0	0	-0.01	0
Net realized gains	0	0	0	0	0	-0.25
Total distributions to shareholders	0	0	0	0	-0.01	-0.25
Net asset value, end of period	$7.44	$7.11	$6.42	$8.23	$9.02	$7.68
Total return[3]	4.64%	10.75%	-21.99%	-8.76%	17.60%	-20.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,906	$2,950	$527	$578	$1,024	$577
Ratios to average net assets
Expenses[4]	2.36%[5]	2.57%	3.10%	2.93%	2.90%	2.78%
Net investment income (loss)	0.90%[5]	-0.54%	-0.96%	-1.30%	-0.96%	0.59%
Portfolio turnover rate	50%	89%	45%	57%	205%	380%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  The per share net realized and unrealized gains is not in accord with the net realized and unrealized gains for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS I2
Net asset value, beginning of period	$7.66	$6.83	$8.67	$9.41	$7.96	$10.04
Income from investment operations
Net investment income (loss)	0.08	0.03	0	-0.04	0	0.16
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.31	0.80[3]	-1.84	-0.70	1.47	-1.98
Total from investment operations	0.39	0.83	-1.84	-0.74	1.47	-1.82
Distributions to shareholders from
Net investment income	0	0	0	0	-0.02	-0.01
Net realized gains	0	0	0	0	0	-0.25
Total distributions to shareholders	0	0	0	0	-0.02	-0.26
Net asset value, end of period	$8.05	$7.66	$6.83	$8.67	$9.41	$7.96
Total return	5.09%	12.15%	-21.22%	-7.86%	18.57%	-18.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$126,215	$136,714	$34,178	$47,992	$52,372	$48,953
Ratios to average net assets
Expenses[4]	1.35%[5]	1.55%	2.10%	1.94%	1.91%	1.78%
Net investment income (loss)	1.94%[5]	0.34%	0.02%	-0.36%	0.04%	1.71%
Portfolio turnover rate	50%	89%	45%	57%	205%	380%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

3.  The per share net realized and unrealized gains is not in accord with the net realized and unrealized gains for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.8%
Auto Components 0.6%
Cheng Shin Rubber Industries, Co., Ltd.	Taiwan	395,000	$ 450,747
Tong Yang Industry Co., Ltd. *	Taiwan	371,050	445,815
896,562
Automobiles 2.8%
Bajaj Auto, Ltd.	India	116,600	1,190,148
China Motor Co.	Taiwan	289,000	461,038
Hero Honda Motors, Ltd.	India	288,000	1,238,546
Hyundai Motor Co.	South Korea	60,000	1,417,284
4,307,016
Hotels, Restaurants & Leisure 1.6%
Genting Berhad	Malaysia	418,200	1,320,632
Indian Hotels Co., Ltd., GDR	India	108,600	392,677
Indian Hotels Co., Ltd., GDR 144A	India	34,000	132,600
Resorts World Berhad	Malaysia	74,000	162,605
Tanjong Plc	Malaysia	200,000	492,105
2,500,619
Media 2.4%
BEC World	Thailand	120,000	565,892
Grupo Televisa SA, ADR *	Mexico	55,050	1,670,217
I-Cable Communication	Hong Kong	2,000,000	446,208
Television Broadcasts, Ltd.	Hong Kong	200,000	611,613
TV Azteca SA de CV, ADR *	Mexico	75,000	435,000
3,728,930
Multi-line Retail 1.2%
Wal-Mart de Mexico SA de CV, Class C	Mexico	300,000	762,182
Wal-Mart de Mexico SA de CV, Class V	Mexico	380,088	1,050,425
1,812,607
Specialty Retail 0.2%
Siam Makro Public Co., Ltd.	Thailand	380,000	281,662
Textiles & Apparel 0.0%
Far East Textile, Inc.	Taiwan	49,620	14,548
CONSUMER STAPLES 8.1%
Beverages 4.6%
Coca-Cola Femsa SA de CV, ADR	Mexico	53,000	1,126,250
Fomento Economico Mexicano SA, ADR, Ser. B	Mexico	65,004	2,467,552
Gazprom SA, ADR, Ser. O	Russia	150,000	2,362,500
Grupo Continental SA	Mexico	125,100	191,790
Grupo Modelo SA de CV, Ser. C	Mexico	230,000	512,746
Kook Soon Dang Brewery Co., Ltd.	South Korea	22,000	479,835
7,140,673
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.3%
Nien Made Enterprise	Taiwan	200,000	$ 422,535
Household Products 0.8%
Kuala Lumpur Kepong Berhad	Malaysia	311,000	466,500
PT Unilever Indonesia Tbk	Indonesia	300,000	726,350
1,192,850
Personal Products 1.0%
Pacific Corp.	South Korea	18,000	1,592,593
Tobacco 1.4%
PT Gudang Garam Tbk	Indonesia	630,000	628,293
PT Hanjaya Mandala Sampoerna Tbk *	Indonesia	2,958,000	1,219,214
Souza Cruz SA	Brazil	44,300	277,163
2,124,670
ENERGY 10.3%
Energy Equipment & Services 0.6%
Unified Energy Systems, GDR	Russia	60,000	909,000
Multi-Utilities 0.3%
Tata Power Co.	India	162,000	409,964
Oil & Gas 9.4%
Lukoil Holding, ADR	Russia	10,000	688,400
Mol Magyar Olaj Es Gazipari, GDR	Hungary	25,000	633,750
Petrochina Co. Ltd.	China	50,000	1,163,500
Petroleo Brasileiro SA, ADR	Brazil	207,370	3,792,901
PTT Exploration & Production Plc	Thailand	215,300	671,006
PTT Public Co.	Thailand	525,000	576,047
Pusan City Gas Co.	South Korea	15,000	125,309
SK Corp. *	South Korea	246,193	2,026,280
Surgutneftegaz	South Africa	4,000,000	946,000
Surgutneftegaz, ADR	Russia	87,400	1,708,670
YUKOS Corp., ADR *	Russia	12,000	2,100,000
14,431,863
FINANCIALS 12.2%
Banks 10.0%
Banco Bradesco SA, ADR	Brazil	10,000	206,000
Banco Itau SA	Brazil	9,890,000	661,619
Banco Itau SA, ADR	Brazil	15,000	499,500
Banco Santander, ADR	Chile	300	6,546
Bangkok Bank Public Co., Ltd. *	Thailand	280,000	392,203
Bank Polska Kasa Opieki Grupa	Poland	40,068	897,280
BBVA Bancomer, Ser. B	Mexico	1,668,495	1,448,051
China Trust Financial Holding Co. *	Taiwan	1,055,078	824,896
First Financial Bank	Taiwan	800,000	459,902
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Banks continued
Grupo Financiero Banorte SA de CV, Ser. O *	Mexico	179,000	$ 496,947
Komercni Banka AS	Czech Republic	8,000	559,470
Kookmin Bank	South Korea	78,687	2,208,417
Kookmin Bank, ADR *	South Korea	50,000	1,377,500
Malayan Banking Berhad	Malaysia	247,500	514,540
OTP Bank	Hungary	100,000	1,075,611
Public Bank Berhad *	Malaysia	650,000	376,316
Shinhan Financial Group Co., Ltd.	South Korea	80,000	790,124
Sime Darby Berhad	Malaysia	456,000	600,000
SinoPac Holdings Co.	Taiwan	2,141,874	667,989
Standard Bank Investment Corp., Ltd.	South Africa	200,000	804,413
Thailand Farmers Bank Public Co., Ltd. *	Thailand	415,000	351,202
15,218,526
Diversified Financials 1.2%
Ayala Corp.	Philippines	2,601,600	198,312
Haci Omer Sabanci Holdings	Turkey	353,005,202	794,727
Hua Nan Financial Holdings Co.	Taiwan	1,000,000	569,129
Samsung Securities Co. *	South Korea	15,584	320,658
1,882,826
Insurance 0.4%
Samsung Fire & Marine Co., Ltd.	South Korea	13,222	652,938
Real Estate 0.6%
China Everbright Pacific, Ltd.	Hong Kong	2,000,000	451,337
Henderson China Holdings, Ltd.	Hong Kong	1,418,000	454,543
905,880
HEALTH CARE 3.9%
Biotechnology 0.3%
LG Life Sciences, Ltd. *	South Korea	366	8,736
Tong Ren Tang Technologies Co., Ltd.	China	300,000	494,291
503,027
Health Care Equipment & Supplies 1.3%
LG Household & Health	South Korea	80,690	1,912,652
Pharmaceuticals 2.3%
Gedeon Richter, Ltd.	Hungary	11,000	800,455
Ranbaxy Labs	India	27,200	387,996
Samchully Pharmaceutical Co., Ltd.	South Korea	10,000	310,288
Slovakofarma AS, GDR	Slovakia	195,000	463,125
Slovakofarma AS, GDR, 144A	Slovakia	55,000	130,625
Teva Pharmaceutical Industries, Ltd.	Israel	30,000	1,431,114
3,523,603
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.3%
Commercial Services & Supplies 0.2%
Ase Test, Ltd. *	China	106,600	$ 366,704
Construction & Engineering 0.4%
Globe Union Industrial Corp.	Taiwan	171,000	213,320
Posco E&C Co., ADR	South Korea	20,000	411,000
624,320
Electrical Equipment 0.2%
Yageo Corp. *	Taiwan	1,262,180	243,076
Industrial Conglomerates 1.6%
Godrej & Boyce Co., Ltd.	India	55,369	119,350
Reliance Industries, Ltd.	India	238,217	1,383,894
Shanghai Industial Holdings	China	600,000	719,318
YTL Corp.	Malaysia	193,800	167,280
2,389,842
Machinery 0.6%
Chen Hsong Holdings, Ltd.	Hong Kong	3,000,000	846,257
Marine 1.5%
Daewoo Shipbuilding & Marine Energineering Co., Ltd. *	South Korea	100,000	843,621
Evergreen Marine Corp.	Taiwan	8,599	5,265
Malaysia International Shipping Corp.	Malaysia	400,000	784,211
Samsung Heavy Industries Co., Ltd. *	South Korea	100,000	442,798
Wan Hai Lines Co., Ltd.	Taiwan	340,000	275,596
2,351,491
Road & Rail 0.3%
Sinotrans, Ltd.	China	2,000,000	494,932
Transportation Infrastructure 1.5%
Anhui Expressway Holding Co.	China	2,300,000	519,038
Jiangsu Expressway	Hong Kong	3,400,000	1,144,370
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	625,076
2,288,484
INFORMATION TECHNOLOGY 11.0%
Communications Equipment 0.3%
UTStarcom, Inc. *	Germany	20,000	435,420
Computers & Peripherals 1.6%
Asustek Computer, Inc.	Taiwan	469,380	917,443
Compal Electronic, Inc.	Taiwan	399,000	431,227
Delta Electronics	Taiwan	413,318	457,394
Quanta Computer, Inc.	Taiwan	404,600	709,417
2,515,481
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.5%
SINA Corp. *	China	85,000	$ 838,100
IT Consulting & Services 0.2%
Satyam Computer Services *	India	40,000	308,000
Semiconductor Equipment & Products 7.3%
Advanced Semiconductor Engineering, Inc. *	Taiwan	1,190,623	616,017
Advanced Semiconductor Engineering, Inc., ADR	Taiwan	75,000	193,500
Samsung Electronics Co., Ltd.	South Korea	24,550	6,162,757
Siliconware Precision Industries Co. *	Taiwan	770,020	365,201
Siliconware Precision Industries Co., ADR *	Taiwan	130,300	311,417
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	785,943	1,079,853
Taiwan Semiconductor Manufacturing Co., Ltd., ADR *	Taiwan	200,000	1,674,000
United Microelectronics Corp. *	Taiwan	1,310,140	753,170
11,155,915
Software 1.1%
Radware, Ltd.	Israel	75,000	960,000
United Microelectronics Corp., ADR *	Taiwan	200,000	648,000
1,608,000
MATERIALS 14.3%
Chemicals 1.5%
Formosa Chemical & Fiber Corp.	Taiwan	438,000	423,018
Formosa Plastic Corp.	Taiwan	489,956	605,580
Nan Ya Plastic Corp.	Taiwan	650,914	565,036
Reliance Industries, Ltd., GDR 144A	India	60,400	694,600
2,288,234
Construction Materials 0.6%
Cemex SA de CV, ADR	Mexico	40,000	914,000
Metals & Mining 11.6%
Anglo American Platinum Corp.	South Africa	35,405	994,858
Anglo American Plc	South Africa	98,260	1,418,725
Anglo American Plc, ADR	South Africa	250,000	3,567,500
AngloGold, Ltd., ADR	South Africa	55,000	1,552,100
BHP Billiton, Ltd.	United Kingdom	266,062	1,361,854
Companhia Vale do Rio Doce, ADR	Brazil	20,000	559,200
Compania de Minas Buenaventura SA, ADR	Peru	30,000	798,000
Gerdau SA	Brazil	18,750,000	231,694
Goldfields Ltd., ADR	South Africa	80,000	812,000
Harmony Gold Mining Ltd., ADR	South Africa	75,000	787,500
Hindalco Industries, Ltd.	India	75,000	978,392
Impala Platinum Holdings, Ltd.	South Africa	25,000	1,239,678
JSC MMC Norilsk Nickel, ADR *	Russia	40,000	914,400
Minera El Brocal	Peru	450	501
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Pohang Iron & Steel	South Korea	20,000	$ 1,687,243
Sasol, Ltd.	South Africa	50,000	543,323
Tata Iron & Steel Co., Ltd.	India	120,000	335,249
17,782,217
Paper & Forest Products 0.6%
Aracruz Celulose SA, ADR	Brazil	10,000	210,000
Sappi, Ltd.	South Africa	50,000	619,150
829,150
TELECOMMUNICATION SERVICES 18.9%
Diversified Telecommunication Services 11.8%
Advance Telecomunicaciones SA	Argentina	2,300	1
China Telecom Corp., Ltd. *	Hong Kong	768,500	1,542,114
China Telecom Corp., Ltd., ADR *	China	42,900	815,100
China Unicom, Ltd., ADR *	Hong Kong	98,900	531,093
CIA Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	30,000	312,300
Companhia de Telecom de Chile SA, ADR *	Chile	5,600	64,232
KT Corp., ADR *	South Korea	180,000	3,643,200
Mahanagar Telephone Nigam, Ltd. *	India	90,963	354,756
Philippine Long Distance Telephone Co., ADR	Philippines	20,000	145,000
Shin Corp. Plc	Thailand	836,000	282,993
Tele Centro Oeste Celular Participacoes SA, ADR	Brazil	100,000	562,000
Tele Norte Leste Participacoes SA, ADR	Brazil	60,039	651,423
Telefonica De Argentina SA, ADR	Argentina	65,400	493,770
Telefonos de Mexico SA de CV, ADR	Mexico	200,088	6,044,658
Telekom Malaysia Berhad	Malaysia	123,000	239,526
Telemar Norte	Brazil	50,881,404	776,008
Telesp Telecomunicacoes de Sao Paulo SA	Brazil	24,600,000	297,588
Vads Berhad	Malaysia	5,000	3,368
Vimpel-Communications, ADR *	Russia	35,000	1,395,100
18,154,230
Wireless Telecommunications Services 7.1%
Advanced Info Service, Ltd., ADR	Thailand	390,000	409,712
America Movil SA de CV, ADR, Ser. L	Mexico	130,088	2,181,576
CCT Telecom Holdings, Ltd.	Cayman Island	2,000,000	187,202
China Mobile Hong Kong, Ltd., ADR *	Hong Kong	250,000	2,502,500
Mobile Telesystems, ADR	Russia	5,600	268,800
SK Telecom Co., Ltd.	South Korea	8,570	1,192,041
SK Telecom Co., Ltd., ADR	South Korea	112,460	1,709,392
Taiwan Cellular	Taiwan	1,000,158	646,840
Tele Celular Sul Participacoes, ADR	Brazil	21,000	178,920
Telefonica Moviles	Argentina	12,020	4
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services continued
Telemig Celular Participacoes SA, ADR	Brazil	22,000	$ 413,600
Turkcell Iletisim Hizmetleri, ADR *	Turkey	75,000	1,121,250
10,811,837
UTILITIES 4.2%
Electric Utilities 3.2%
Centrais Eletricas Brasileiras, Class B	Brazil	50,000	217,500
CEZ *	Czech Republic	100,000	375,116
Companhia Brasileira, ADR	Brazil	15,000	217,500
Companhia Energetica de Minas Gerais, ADR	Spain	50,000	530,000
Companhia Paranaense de Energia-Copel, ADR	Brazil	130,000	421,200
Huaneng Power International, Inc.	Hong Kong	900,000	853,950
Korea Electric Power Corp.	South Korea	100,440	1,690,533
Korea Electric Power Corp., ADR	South Korea	60,000	565,200
4,870,999
Multi-Utilities 1.0%
Malakoff Berhad	Malaysia	915,000	1,035,395
Petroleos de Chile SA	Chile	51,863	229,815
Tenaga Nasional Berhad	Malaysia	104,000	242,210
1,507,420
Total Common Stocks			149,989,653
PREFERRED STOCKS 1.6%
CONSUMER STAPLES 0.7%
Beverages 0.5%
Companhia de Bebidas das Americas	Brazil	4,091,500	826,809
Food Products 0.2%
Perdigao SA	Brazil	55,820	224,054
MATERIALS 0.7%
Metals & Mining 0.7%
Companhia Vale do Rio Doce, ADR	Brazil	39,800	1,050,720
UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B	Brazil	40,000,000	343,847
Total Preferred Stocks			2,445,430
RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Telecomasia Corp. Plc*	Thailand	103,579	0
Total Investments (cost $142,588,200) 99.6%			152,435,083
Other Assets and Liabilities 0.4%			630,805
Net Assets 100.0%			$ 153,065,888
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

At April 30, 2003, the fund held investments in the following countries:

		Percentage of
		Total
	Market Value	Investments

South Korea	$ 31,570,398	20.8%
Mexico	19,301,395	12.7%
Taiwan	15,450,967	10.1%
South Africa	13,285,247	8.7%
Brazil	12,619,246	8.3%
Russia	10,346,870	6.8%
Hong Kong	10,009,061	6.6%
India	7,926,173	5.2%
Malaysia	6,404,688	4.2%
China	5,410,983	3.5%
Thailand	3,530,718	2.3%
Indonesia	2,573,857	1.7%
Hungary	2,509,816	1.6%
Israel	2,391,114	1.6%
Turkey	1,915,977	1.3%
United Kingdom	1,361,854	0.9%
Czech Republic	934,586	0.6%
Poland	897,280	0.6%
Peru	798,501	0.5%
Slovakia	593,750	0.4%
Spain	530,000	0.3%
Argentina	493,775	0.3%
Germany	435,420	0.3%
Philippines	343,312	0.2%
Venezuela	312,300	0.2%
Chile	300,593	0.2%
Cayman Island	187,202	0.1%
	$ 152,435,083	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 142,588,200
Net unrealized gains on securities	9,846,883

Market value of securities	152,435,083
Foreign currency, at value (cost $2,659,183)	2,661,176
Receivable for Fund shares sold	335,882
Dividends receivable	956,078
Prepaid expenses and other assets	37,351

Total assets	156,425,570

Liabilities
Payable for securities purchased	140,694
Payable for Fund shares redeemed	125,402
Due to custodian bank	3,048,656
Advisory fee payable	3,338
Due to other related parties	419
Accrued expenses and other liabilities	41,173

Total liabilities	3,359,682

Net assets	$ 153,065,888

Net assets represented by
Paid-in capital	$ 217,331,025
Undistributed net investment income	1,453,593
Accumulated net realized losses on securities and foreign currency related transactions	(75,556,496)
Net unrealized gains on securities and foreign currency related transactions	9,837,766

Total net assets	$ 153,065,888

Net assets consists of
Class A	$ 20,761,296
Class B	3,183,644
Class C	2,906,140
Class I	126,214,808

Total net assets	$ 153,065,888

Shares outstanding
Class A	2,633,831
Class B	428,087
Class C	390,534
Class I	15,680,651

Net asset value per share
Class A	$ 7.88
Class A -- Offering price (based on sales charge of 5.75%)	$ 8.36
Class B	$ 7.44
Class C	$ 7.44
Class C -- Offering price (based on sales charge of 1.00%)	$ 7.52
Class I	$ 8.05

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $263,393)	$ 2,573,907

Expenses
Advisory fee	1,096,312
Distribution Plan expenses
Class A	25,702
Class B	16,721
Class C	14,467
Administrative services fee	78,213
Transfer agent fees	104,524
Trustees' fees and expenses	1,013
Printing and postage expenses	16,724
Custodian fee	139,467
Registration and filing fees	18,247
Professional fees	16,440
Other	1,305

Total expenses	1,529,135
Less: Expense reductions	(262)
Fee waivers and expense reimbursements	(415,358)

Net expenses	1,113,515

Net investment income	1,460,392

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	1,979,631
Foreign currency related transactions	(87,493)

Net realized gains on securities and foreign currency related transactions	1,892,138
Net change in unrealized gains or losses on securities and foreign currency related transactions	4,732,571

Net realized and unrealized gains or losses on securities and foreign currency related transactions	6,624,709

Net increase in net assets resulting from operations	$ 8,085,101

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002

Operations
Net investment income		$ 1,460,392		$ 267,383
Net realized gains or losses on securities and foreign currency related transactions		1,892,138		(7,877,768)
Net change in unrealized gains or losses on securities and foreign currency related transactions		4,732,571		(12,929,431)

Net increase (decrease) in net assets resulting from operations		8,085,101		(20,539,816)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,628,538	35,617,245	7,425,311	61,975,541
Class B	23,311	171,450	166,237	1,386,325
Class C	870,405	6,387,147	321,225	2,704,144
Class I	2,094,968	16,526,885	4,888,201	39,632,268

		58,702,727		105,698,278

Automatic conversion of Class B shares to Class A shares
Class A	21,357	163,292	63,574	551,849
Class B	(22,601)	(163,292)	(66,818)	(551,849)

		0		0

Payment for shares redeemed
Class A	(4,587,040)	(35,495,328)	(7,754,406)	(64,868,218)
Class B	(81,349)	(596,746)	(111,655)	(886,865)
Class C	(894,473)	(6,619,708)	(238,270)	(1,817,795)
Class I	(4,272,306)	(33,592,158)	(5,987,661)	(48,674,128)

		(76,303,940)		(116,247,006)

Net asset value of shares issued in acquisitions
Class A	0	0	2,248,891	20,342,753
Class B	0	0	257,306	2,212,003
Class C	0	0	249,507	2,146,401
Class I	0	0	13,952,860	128,625,826

		0		153,326,983

Net increase (decrease) in net assets resulting from capital share transactions		(17,601,213)		142,778,255

Total increase (decrease) in net assets		(9,516,112)		122,238,439
Net assets
Beginning of period		162,582,000		40,343,561

End of period		$ 153,065,888		$ 162,582,000

Undistributed net investment income (loss)		$ 1,453,593		$ (6,799)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 1.42% and declining to 1.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of April 30, 2003 were $353,418. During the six months ended April 30, 2003, the investment advisor waived its fees and reimbursed expenses relating to Class A in the amount of $414,439 and $919, respectively, which represents 0.53% and 0.00%, respectively, of the Fund's average daily net assets.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $17,320 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITIONS

On June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Emerging Markets Fund and Evergreen Latin America Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, number of shares issued and unrealized appreciation acquired were as follows:

		Number of
	Value of Net	Shares		Unrealized
Acquired Fund	Assets Acquired	Issued		Appreciation

Wachovia	$ 138,465,989	1,104,628	Class A	$ 26,575,168
Emerging Markets		347	Class B
Fund		3,939	Class C
		13,932,378	Class I

Evergreen Latin	14,860,994	1,144,263	Class A	355,989
America Fund		256,959	Class B
		245,568	Class C
		20,482	Class I

The aggregate net assets of the Fund immediately following these acquisitions was $212,209,495.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $77,246,654 and $90,724,083, respectively, for the six months ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $142,588,200. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,095,876 and $16,248,993, respectively, with a net unrealized appreciation of $9,846,883.

As of October 31, 2002, the Fund had $75,033,710 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2008	2009	2010

$27,796,645	$11,870,530	$20,952,673	$7,921,293	$6,492,569

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $262, which represents 0.00% of its average daily net assets.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566673   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Global Leaders Fund

Evergreen Global Leaders Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Leaders Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts suggested the possibility of war was

1

LETTER TO SHAREHOLDERS continued

remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as federal deficits increase, yet attractive

2

LETTER TO SHAREHOLDERS continued

spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team Lead Manager

Gilman C. Gunn
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

6-month return with sales charge	-8.39%	-8.04%	-5.16%	N/A

6-month return w/o sales charge	-2.80%	-3.20%	-3.21%	-2.75%

Average annual return*

1 year with sales charge	-24.52%	-24.50%	-22.07%	N/A

1 year w/o sales charge	-19.90%	-20.53%	-20.50%	-19.71%

5 year	-5.78%	-5.69%	-5.54%	-4.38%

Since portfolio inception	2.41%	2.53%	2.37%	3.47%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Global Leaders Fund Class A shares,1 versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS A
Net asset value, beginning of period	$12.13	$13.92	$19.09	$18.35	$14.95	$13.67
Income from investment operations
Net investment income (loss)	0	-0.06	-0.05	-0.03	-0.06	-0.04
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.34	-1.73	-4.30	1.09	3.46	1.38
Total from investment operations	-0.34	-1.79	-4.35	1.06	3.40	1.34
Distributions to shareholders from
Net realized gains	0	0	-0.82	-0.32	0	-0.06
Net asset value, end of period	$11.79	$12.13	$13.92	$19.09	$18.35	$14.95
Total return[2]	-2.80%	-12.86%	-23.60%	5.82%	22.74%	9.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$78,197	$89,528	$121,223	$134,930	$185,806	$142,622
Ratios to average net assets
Expenses[3]	1.90%[4]	1.88%	1.76%	1.69%	1.79%	1.85%
Net investment income (loss)	0.08%[4]	-0.41%	-0.34%	-0.16%	-0.37%	-0.25%
Portfolio turnover rate	80%	73%	24%	32%	33%	16%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS B
Net asset value, beginning of period	$11.56	$13.37	$18.49	$17.92	$14.70	$13.52
Income from investment operations
Net investment loss	-0.04	-0.16	-0.16	-0.19	-0.19	-0.16
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.33	-1.65	-4.14	1.08	3.41	1.40
Total from investment operations	-0.37	-1.81	-4.30	0.89	3.22	1.24
Distributions to shareholders from
Net realized gains	0	0	-0.82	-0.32	0	-0.06
Net asset value, end of period	$11.19	$11.56	$13.37	$18.49	$17.92	$14.70
Total return[2]	-3.20%	-13.54%	-24.12%	5.00%	21.90%	9.19%
Ratios and supplemental data
Net assets, end of period (thousands)	$86,469	$104,638	$151,189	$224,523	$207,433	$166,556
Ratios to average net assets
Expenses[3]	2.65%[4]	2.63%	2.50%	2.43%	2.58%	2.61%
Net investment loss	-0.67%[4]	-1.16%	-1.09%	-0.93%	-1.16%	-1.09%
Portfolio turnover rate	80%	73%	24%	32%	33%	16%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS C
Net asset value, beginning of period	$11.54	$13.34	$18.46	$17.89	$14.67	$13.51
Income from investment operations
Net investment loss	-0.04	-0.16	-0.16	-0.18	-0.19	-0.16
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.33	-1.64	-4.14	1.07	3.41	1.38
Total from investment operations	-0.37	-1.80	-4.30	0.89	3.22	1.22
Distributions to shareholders from
Net realized gains	0	0	-0.82	-0.32	0	-0.06
Net asset value, end of period	$11.17	$11.54	$13.34	$18.46	$17.89	$14.67
Total return[2]	-3.21%	-13.49%	-24.16%	5.01%	21.95%	9.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,206	$41,808	$63,449	$6,062	$4,486	$3,875
Ratios to average net assets
Expenses[3]	2.64%[4]	2.63%	2.60%	2.43%	2.57%	2.61%
Net investment loss	-0.66%[4]	-1.17%	-1.18%	-0.91%	-1.15%	-1.06%
Portfolio turnover rate	80%	73%	24%	32%	33%	16%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS I2
Net asset value, beginning of period	$12.36	$14.14	$19.33	$18.54	$15.05	$13.71
Income from investment operations
Net investment income (loss)	0.03	-0.03	-0.02	0.01	-0.03	-0.01
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.37	-1.75	-4.35	1.10	3.52	1.41
Total from investment operations	-0.34	-1.78	-4.37	1.11	3.49	1.40
Distributions to shareholders from
Net realized gains	0	0	-0.82	-0.32	0	-0.06
Net asset value, end of period	$12.02	$12.36	$14.14	$19.33	$18.54	$15.05
Total return	-2.75%	-12.59%	-23.40%	6.03%	23.19%	10.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,259	$10,811	$21,386	$42,018	$47,043	$41,873
Ratios to average net assets
Expenses[3]	1.64%[4]	1.62%	1.49%	1.43%	1.57%	1.61%
Net investment income (loss)	0.47%[4]	-0.17%	-0.11%	0.07%	-0.16%	-0.09%
Portfolio turnover rate	80%	73%	24%	32%	33%	16%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 13.4%
Distributors 0.6%
W.W. Grainger, Inc.	United States	25,100	$ 1,158,365
Hotels, Restaurants & Leisure 0.8%
Starbucks Corp. *	United States	75,400	1,771,146
Household Durables 1.4%
Matsushita Electric Industrial Co., Ltd.	Japan	103,000	821,716
Sharp Corp.	Japan	206,000	2,162,412
2,984,128
Media 5.0%
British Sky Broadcast *	United Kingdom	358,906	3,722,960
Reed International Plc	United Kingdom	364,500	2,909,349
USA Interactive, Inc. *	United States	79,800	2,390,010
Viacom, Inc., Class B *	United States	33,800	1,467,258
10,489,577
Multi-line Retail 3.0%
Target Corp.	United States	77,300	2,584,912
Wal-Mart Stores, Inc.	United States	65,000	3,660,800
6,245,712
Specialty Retail 1.9%
Home Depot, Inc.	United States	21,100	593,543
Inditex SA	Spain	60,000	1,198,157
Staples, Inc. *	United States	119,300	2,271,472
4,063,172
Textiles & Apparel 0.7%
Nike, Inc., Class B	United States	27,100	1,450,663
CONSUMER STAPLES 7.2%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	United States	21,400	1,067,432
Coca-Cola Co.	United States	32,200	1,300,880
Diageo Plc	United Kingdom	218,200	2,422,211
Heineken Holding NV	Netherlands	35,703	1,037,509
5,828,032
Household Products 3.0%
Procter & Gamble Co.	United States	27,200	2,443,920
Reckitt Benckiser Plc	United Kingdom	219,500	3,874,401
6,318,321
Tobacco 1.4%
Swedish Match Co. (p)	Sweden	406,964	3,012,261
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 8.3%
Energy Equipment & Services 0.5%
Weatherford International, Ltd. *	United States	29,200	$ 1,174,716
Oil & Gas 7.8%
BP Plc, ADR	United Kingdom	29,900	1,152,346
Devon Energy Corp.	United States	54,500	2,575,125
Encana Corp.	Canada	28,568	936,528
Exxon Mobil Corp.	United States	122,100	4,297,920
Petro-Canada (p)	Canada	83,400	2,749,176
Royal Dutch Petroleum Co.	Netherlands	27,100	1,107,848
TotalFinaElf SA, ADR	France	16,700	1,097,190
YUKOS Corp., ADR *	Russia	13,834	2,420,950
16,337,083
FINANCIALS 22.7%
Banks 11.0%
Bank of America Corp.	United States	42,000	3,110,100
Barclays Plc	United Kingdom	521,473	3,605,492
BNP Paribas SA (p)	France	49,659	2,335,329
Charter One Financial, Inc.	United States	40,000	1,162,000
HBOS Plc	United Kingdom	184,679	2,165,306
National Australia Bank, Ltd.	Australia	52,599	1,070,554
Royal Bank of Scotland Group Plc	United Kingdom	124,278	3,262,124
UBS AG (p)	Switzerland	37,076	1,761,093
Wells Fargo & Co.	United States	56,700	2,736,342
Westpac Banking Corp., Ltd.	Australia	179,961	1,793,067
23,001,407
Diversified Financials 9.4%
Citigroup, Inc.	United States	108,800	4,270,400
Countrywide Financial Corp.	United States	11,800	797,680
Fannie Mae	United States	43,300	3,134,487
Fortis	Belgium	5,116	85,346
HSBC Holdings Plc (p)	United Kingdom	331,200	3,620,287
ING Groep NV	Netherlands	65,922	1,072,443
Morgan Stanley	United States	79,100	3,539,725
SLM Corp.	United States	14,300	1,601,600
Veba AG	Germany	35,162	1,686,205
19,808,173
Insurance 2.3%
Allianz AG (p)	Germany	7,114	503,896
American International Group, Inc.	United States	49,568	2,872,466
Travelers Property Casualty Corp., Class B	United States	93,200	1,514,500
4,890,862
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 15.1%
Biotechnology 1.3%
Amgen, Inc. *	United States	42,400	$ 2,599,544
Health Care Equipment & Supplies 3.7%
Boston Scientific Corp. *	United States	32,900	1,416,345
Coloplast A/S	Denmark	20,100	1,488,821
Medtronic, Inc.	United States	53,100	2,534,994
Smith & Nephew Plc	United Kingdom	360,570	2,406,488
7,846,648
Pharmaceuticals 10.1%
Aventis SA, Class A (p)	France	52,628	2,677,963
Eli Lilly & Co.	United States	14,600	931,772
GlaxoSmithKline Plc, ADR	United Kingdom	149,561	3,428,966
Johnson & Johnson Co.	United States	46,472	2,619,162
Merck & Co., Inc.	United States	20,400	1,186,872
Novartis AG (p)	Switzerland	58,211	2,298,792
Pfizer, Inc.	United States	177,200	5,448,900
Sanofi-Synthelabo SA (p)	France	44,500	2,659,430
21,251,857
INDUSTRIALS 8.3%
Aerospace & Defense 2.1%
British Aerospace Plc	United Kingdom	1,493,134	3,033,194
United Technologies Corp.	United States	22,565	1,394,743
4,427,937
Building Products 0.7%
American Standard Companies, Inc. *	United States	21,300	1,516,347
Commercial Services & Supplies 2.0%
Career Education Corp. *	United States	26,000	1,563,380
First Data Corp.	United States	69,100	2,710,793
4,274,173
Industrial Conglomerates 2.1%
General Electric Co.	United States	147,500	4,343,875
Machinery 1.4%
Danaher Corp.	United States	26,900	1,855,562
IHC Caland NV	Netherlands	21,434	1,108,398
2,963,960
INFORMATION TECHNOLOGY 11.9%
Communications Equipment 2.4%
Cisco Systems, Inc. *	United States	154,500	2,323,680
Nokia Corp., ADR	Finland	59,600	987,572
Nokia Oyj	Finland	104,650	1,773,860
5,085,112
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.5%
Dell Computer Corp. *	United States	48,600	$ 1,405,026
International Business Machines Corp.	United States	24,300	2,063,070
Lexmark International Group, Inc., Class A *	United States	23,600	1,758,436
5,226,532
Electronic Equipment & Instruments 0.5%
Siemens AG	Germany	21,184	1,058,046
IT Consulting & Services 0.6%
Affiliated Computer Services, Inc., Class A *	United States	25,300	1,206,810
Office Electronics 0.8%
Canon, Inc.	Japan	42,000	1,700,034
Semiconductor Equipment & Products 2.0%
Intel Corp.	United States	119,700	2,202,480
Texas Instruments, Inc.	United States	107,300	1,983,977
4,186,457
Software 3.1%
Microsoft Corp. *	United States	157,500	4,027,275
Oracle Corp. *	United States	201,800	2,397,384
6,424,659
MATERIALS 2.7%
Chemicals 0.9%
PPG Industries, Inc.	United States	37,100	1,799,721
Metals & Mining 1.5%
Alcoa, Inc.	United States	61,300	1,405,609
BHP Billiton, Ltd.	United Kingdom	350,300	1,793,031
3,198,640
Paper & Forest Products 0.3%
UPM-Kymmene Corp. (p)	Finland	38,858	569,158
TELECOMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 5.3%
Deutsche Telekom	Germany	201,519	2,699,316
France Telecom SA (p)	France	89,163	2,063,649
Telecom Italia SpA (p)	Italy	547,274	2,698,511
Verizon Communications, Inc.	United States	97,900	3,659,502
11,120,978
Wireless Telecommunications Services 2.5%
NTT Mobile Communication Network, Inc.	Japan	1,174	2,425,294
Vodafone Airtouch Plc	United Kingdom	1,420,000	2,805,130
5,230,424
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 0.1%
Gas Utilities 0.1%
Gazprom Oao	Russia	16,182	$ 254,866
Total Common Stocks			204,819,396
SHORT-TERM INVESTMENTS 13.7%
MUTUAL FUND SHARES 13.7%
Evergreen Cash Management Money Market Fund (pp) (o)	United States	25,844,061	25,844,061
Evergreen Institutional U.S. Government Money Market Fund (o)	United States	2,980,932	2,980,932
Total Short-Term Investments			28,824,993
Total Investments (cost $211,596,111) 111.2%			233,644,389
Other Assets and Liabilities (11.2%)			(23,513,114)
Net Assets 100.0%			$ 210,131,275

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

At April 30, 2003, the fund held investments in the following countries:

		Percentage of
		Total
	Market Value	Investments

United States	$140,127,714	60.2%
United Kingdom	40,201,287	17.2%
France	10,833,561	4.6%
Japan	7,109,456	3.0%
Germany	5,947,462	2.5%
Netherlands	4,326,198	1.9%
Switzerland	4,059,885	1.7%
Canada	3,685,704	1.6%
Finland	3,330,590	1.4%
Sweden	3,012,261	1.3%
Australia	2,863,621	1.2%
Italy	2,698,511	1.2%
Russia	2,675,816	1.1%
Denmark	1,488,822	0.6%
Spain	1,198,156	0.5%
Belgium	85,345	0.0%
	$233,644,389	100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 211,596,111
Net unrealized gains on securities	22,048,278

Market value of securities	233,644,389
Foreign currency, at value (cost $195,248)	197,910
Receivable for securities sold	3,451,050
Receivable for Fund shares sold	149,366
Receivable for securities lending income	13,666
Dividends receivable	782,071
Prepaid expenses and other assets	58,572

Total assets	238,297,024

Liabilities
Payable for securities purchased	1,896,686
Payable for Fund shares redeemed	352,556
Payable for securities on loan	25,844,061
Advisory fee payable	5,000
Distribution Plan expenses payable	3,944
Due to other related parties	575
Accrued expenses and other liabilities	62,927

Total liabilities	28,165,749

Net assets	$ 210,131,275

Net assets represented by
Paid-in capital	$ 252,279,962
Undistributed net investment loss	(389,770)
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(63,821,874)
Net unrealized gains on securities and foreign currency related transactions	22,062,957

Total net assets	$ 210,131,275

Net assets consists of
Class A	$ 78,196,790
Class B	86,469,178
Class C	34,206,054
Class I	11,259,253

Total net assets	$ 210,131,275

Shares outstanding
Class A	6,634,766
Class B	7,728,114
Class C	3,063,167
Class I	936,811

Net asset value per share
Class A	$ 11.79
Class A -- Offering price (based on sales charge of 5.75%)	$ 12.51
Class B	$ 11.19
Class C	$ 11.17
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.28
Class I	$ 12.02

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $167,571)	$ 2,199,394

Expenses
Advisory fee	963,549
Distribution Plan expenses
Class A	106,698
Class B	459,278
Class C	183,209
Administrative services fee	110,753
Transfer agent fees	623,544
Trustees' fees and expenses	1,486
Printing and postage expenses	24,070
Custodian fee	67,022
Registration and filing fees	16,874
Professional fees	12,125
Other	1,108

Total expenses	2,569,716
Less: Expense reductions	(635)

Net expenses	2,569,081

Net investment loss	(369,687)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(6,477,018)
Foreign currency related transactions	(127,298)

Net realized losses on securities and foreign currency related transactions	(6,604,316)
Net change in unrealized gains or losses on securities and foreign currency related transactions	(1,426,942)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(8,031,258)

Net decrease in net assets resulting from operations	$ (8,400,945)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002

Operations
Net investment loss		$ (369,687)		$ (2,744,821)
Net realized losses on securities,futures contracts and foreign currency related transactions		(6,604,316)		(25,674,580)
Net change in unrealized gains or losses on securities and foreign currency related transactions		(1,426,942)		(9,445,448)

Net decrease in net assets resulting from operations		(8,400,945)		(37,864,849)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,814,330	69,208,772	12,280,251	164,338,033
Class B	71,750	794,991	348,971	4,696,749
Class C	74,771	849,801	158,413	2,123,587
Class I	957,478	10,937,352	80,797	1,126,684

		81,790,916		172,285,053

Automatic conversion of Class B shares to Class A shares
Class A	329,697	3,923,305	207,373	2,956,315
Class B	(346,413)	(3,923,305)	(216,753)	(2,956,315)

		0		0

Payment for shares redeemed
Class A	(6,890,099)	(81,216,166)	(13,814,612)	(186,050,411)
Class B	(1,049,200)	(11,443,155)	(2,392,059)	(31,241,557)
Class C	(635,513)	(6,974,200)	(1,291,046)	(17,248,738)
Class I	(895,671)	(10,409,225)	(717,875)	(10,343,644)

		(110,042,746)		(244,884,350)

Net decrease in net assets resulting from capital share transactions		(28,251,830)		(72,599,297)

Total decrease in net assets		(36,652,775)		(110,464,146)
Net assets
Beginning of period		246,784,050		357,248,196

End of period		$ 210,131,275		$ 246,784,050

Undistributed net investment loss		$ (389,770)		$ (20,083)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Leaders Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.56% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $90,821 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $173,584,299 and $206,511,918, respectively, for the six months ended April 30, 2003.

The Fund loaned securities during the six months ended April 30, 2003 to certain brokers. At April 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $24,892,014 and $25,844,061, respectively. During the six months ended April 30, 2003, the Fund earned $61,140 in income from securities lending.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $211,596,111 The gross unrealized appreciation and depreciation on securities based on tax cost was $26,827,142 and $4,778,864, respectively, with a net unrealized appreciation of $22,048,278.

As of October 31, 2002, the Fund had $55,127,422 in capital loss carryovers for federal income tax purposes with $12,630,690 expiring in 2008, $17,574,316 expiring in 2009 and $24,922,416 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $635, which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566674   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Global Opportunities Fund

Evergreen Global Opportunities Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Opportunities Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Francis X. Claro, CFA
International Equity Team
Lead Manager

J. Gary Craven, CFA, CPA
Small/Mid Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

6-month return with sales charge	-3.71%	-3.19%	-0.18%	N/A

6-month return w/o sales charge	2.19%	1.81%	1.80%	2.23%

Average annual return*

1 year with sales charge	-21.78%	-21.76%	-19.27%	N/A

1 year w/o sales charge	-17.00%	-17.64%	-17.64%	-16.80%

5 year	-1.78%	-1.58%	-1.56%	-0.85%

10 year	5.94%	5.77%	5.68%	6.66%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Global Opportunities Fund Class A shares,1 versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free), the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The MSCI World Free and Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

2Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

This fund has participated in IPOs, which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS A
Net asset value, beginning of period	$13.71	$15.42	$27.82	$26.08	$19.26	$23.53
Income from investment operations
Net investment loss	-0.09	-0.12	-0.14	-0.25	-0.18	-0.12
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.39	-1.59	-5.26	6.89	8.22	-2.62
Total from investment operations	0.30	-1.71	-5.40	6.64	8.04	-2.74
Distributions to shareholders from
Net realized gains	0	0	-7.00	-4.90	-1.22	-1.53
Net asset value, end of period	$14.01	$13.71	$15.42	$27.82	$26.08	$19.26
Total return[2]	2.19%	-11.09%	-24.33%	27.91%	44.04%	-12.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$61,180	$60,506	$56,546	$68,513	$53,533	$58,944
Ratios to average net assets
Expenses[3]	2.15%[4]	1.89%	1.77%	1.68%	1.77%	1.81%
Net investment loss	-1.29%[4]	-0.76%	-0.82%	-0.82%	-0.81%	-0.54%
Portfolio turnover rate	167%	256%	210%	218%	136%	127%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS B
Net asset value, beginning of period	$12.15	$13.78	$25.79	$24.65	$18.39	$22.69
Income from investment operations
Net investment loss	-0.12	-0.23	-0.24	-0.45	-0.32	-0.28
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.34	-1.40	-4.77	6.49	7.80	-2.49
Total from investment operations	0.22	-1.63	-5.01	6.04	7.48	-2.77
Distributions to shareholders from
Net realized gains	0	0	-7.00	-4.90	-1.22	-1.53
Net asset value, end of period	$12.37	$12.15	$13.78	$25.79	$24.65	$18.39
Total return[2]	1.81%	-11.83%	-24.86%	26.94%	43.02%	-13.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$28,442	$38,126	$78,946	$143,909	$111,267	$122,147
Ratios to average net assets
Expenses[3]	2.89%[4]	2.62%	2.52%	2.43%	2.53%	2.55%
Net investment loss	-2.06%[4]	-1.59%	-1.58%	-1.58%	-1.57%	-1.30%
Portfolio turnover rate	167%	256%	210%	218%	136%	127%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS C
Net asset value, beginning of period	$12.20	$13.83	$25.86	$24.70	$18.43	$22.73
Income from investment operations
Net investment loss	-0.12	-0.22	-0.24	-0.45	-0.32	-0.28
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.34	-1.41	-4.79	6.51	7.81	-2.49
Total from investment operations	0.22	-1.63	-5.03	6.06	7.49	-2.77
Distributions to shareholders from
Net realized gains	0	0	-7.00	-4.90	-1.22	-1.53
Net asset value, end of period	$12.42	$12.20	$13.83	$25.86	$24.70	$18.43
Total return[2]	1.80%	-11.79%	-24.88%	26.97%	42.98%	-13.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,726	$15,585	$18,759	$29,427	$19,963	$23,043
Ratios to average net assets
Expenses[3]	2.89%[4]	2.63%	2.52%	2.43%	2.53%	2.56%
Net investment loss	-2.05%[4]	-1.54%	-1.57%	-1.57%	-1.57%	-1.31%
Portfolio turnover rate	167%	256%	210%	218%	136%	127%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS I2
Net asset value, beginning of period	$13.90	$15.59	$28.03	$26.19	$19.58	$23.90
Income from investment operations
Net investment income (loss)	-0.07	-0.09	-0.10	-0.15	-0.20	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.38	-1.60	-5.34	6.89	8.03	-2.88
Total from investment operations	0.31	-1.69	-5.44	6.74	7.83	-2.79
Distributions to shareholders from
Net realized gains	0	0	-7.00	-4.90	-1.22	-1.53
Net asset value, end of period	$14.21	$13.90	$15.59	$28.03	$26.19	$19.58
Total return	2.23%	-10.84%	-24.27%	28.22%	42.20%	-12.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$477	$475	$538	$782	$231	$31
Ratios to average net assets
Expenses[3]	1.82%[4]	1.61%	1.52%	1.42%	1.72%	1.49%
Net investment income (loss)	-0.97%[4]	-0.53%	-0.56%	-0.48%	-0.49%	0.17%
Portfolio turnover rate	167%	256%	210%	218%	136%	127%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 20.3%
Automobiles 1.4%
Hero Honda Motors, Ltd.	India	105,448	$ 453,480
Hyundai Motor Co.	South Korea	7,790	184,011
Pininfarina SPA	Italy	35,730	819,369
1,456,860
Hotels, Restaurants & Leisure 4.1%
Accor	France	1,569	51,804
Enterprise Inns	United Kingdom	37,074	363,519
Granada Compass Plc	United Kingdom	627,997	685,580
Hilton Group Plc	United Kingdom	91,694	224,404
Hyatt Regency SA	Greece	59,870	468,585
Opap	Greece	48,480	443,401
Panera Bread Co., Class A	United States	22,800	775,884
Penn National Gaming, Inc. *	United States	59,700	1,165,941
Rank Group Plc	United Kingdom	31,783	122,902
4,302,020
Household Durables 1.0%
Bic	France	4,082	143,769
Persimmon	United Kingdom	6,005	40,078
Sharp Corp.	Japan	38,000	398,892
Techtronic Industries	Hong Kong	108,000	135,016
Waterford Wedgewood Plc	Ireland	1,383,154	371,161
1,088,916
Leisure Equipment & Products 2.3%
Action Performance Companies, Inc.	United States	29,600	547,304
International Game Technology, Inc. *	United States	8,500	733,550
Puma AG	Germany	7,679	738,730
Shimano, Inc.	Japan	21,800	346,552
2,366,136
Media 3.6%
Arnoldo Mondadori Editore SPA	Italy	47,819	339,512
Carlton Communications	United Kingdom	218,794	367,470
Daily Mail & General Trust Plc, Class A	United Kingdom	12,424	107,413
DoubleClick, Inc.	United States	79,100	680,260
Edipresse SA	Switzerland	295	95,267
Grupo Televisa SA, ADR *	Mexico	7,064	214,322
Hit Entertainment	United Kingdom	63,561	223,672
Insight Communications, Inc., Class A *	United States	51,600	708,468
M6 Metropole Television	France	19,685	484,216
Mediaset	Italy	28,932	247,792
Reed International Plc	United Kingdom	28,100	224,287
3,692,679
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.7%
Debenhams Retail Plc	United Kingdom	23,601	$ 122,690
Galeries Lafayette	France	4,846	576,509
699,199
Road & Rail 0.1%
Fraport AG *	Germany	6,059	121,197
Specialty Retail 6.1%
Bulgari SPA	Italy	6,603	30,860
Chico's FAS, Inc.	United States	36,100	878,674
Dixons Group	United Kingdom	63,168	112,408
Electronics Boutique Plc	United Kingdom	265,317	201,584
Gymboree Corp. *	United States	83,500	1,395,285
Hot Topic, Inc. *	United States	25,805	630,932
Next Group Plc	United Kingdom	31,720	478,710
Pacific Sunwear of California, Inc.	United States	27,200	620,976
Rona, Inc.	Canada	20,900	229,842
Sonic Corp. *	United States	33,700	910,237
West Marine, Inc.	United States	54,400	888,896
6,378,404
Textiles & Apparel 1.0%
Adidas AG	Germany	7,936	684,127
Christian Dior SA	France	842	30,051
Gunze, Ltd.	Japan	76,000	286,564
1,000,742
CONSUMER STAPLES 6.9%
Beverages 3.0%
Allied Domecq Plc	United Kingdom	45,568	255,838
Bbag Oest Brau Bet	Austria	6,936	717,274
Cott Corp. *	Canada	41,600	763,360
Davide Campari Milano SPA	Italy	10,501	362,802
Ito En, Ltd.	Japan	11,400	344,642
Parmalat Finanzaria SPA	Italy	264,238	676,568
3,120,484
Food & Drug Retailing 1.1%
United Natural Foods, Inc. *	United States	38,500	1,123,815
Food Products 1.6%
American Italian Pasta Co., Class A *	United States	19,300	851,130
Lindt & Spruengli, Ltd.	Switzerland	799	495,413
Yakult Honsha Co.	Japan	18,000	264,528
1,611,071
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.8%
Mandom Corp.	Japan	25,200	$ 480,383
Uni-Charm Corp.	Japan	8,100	323,102
803,485
Tobacco 0.4%
Gallaher Group Plc	United Kingdom	23,532	223,021
Swedish Match Co.	Sweden	30,485	225,643
448,664
ENERGY 2.7%
Energy Equipment & Services 1.1%
Eneserve Corp.	Japan	15,000	526,537
Lone Star Technologies, Inc.	United States	28,300	600,809
1,127,346
Oil & Gas 1.6%
Chesapeake Energy Corp.	United States	143,500	1,156,610
Showa Shell Sekiyu	Japan	84,000	538,226
1,694,836
FINANCIALS 13.9%
Banks 6.4%
Anglo Irish Bank Austria AG	Ireland	92,029	693,530
Bank Polska Kasa Opieki Grupa	Poland	27,348	612,429
BankUnited Financial Corp.	United States	41,700	787,713
Community First Bankshares, Inc.	United States	32,200	866,856
FloridaFirst Bancorp, Inc.	United States	24,800	564,200
Hudson United Bancorp	United States	38,500	1,283,590
OTP Bank	Hungary	67,400	724,962
W Holding Company, Inc.	United States	57,900	1,140,051
6,673,331
Diversified Financials 3.8%
3I Group Plc	United Kingdom	50,045	372,230
Amvescap	United Kingdom	128,644	699,626
Brascan Corp., Class A	Canada	19,469	439,207
ICAP Plc	United Kingdom	53,245	828,251
Lagardere Groupe S.C.A.	France	2,020	77,333
Man Group	United Kingdom	49,040	827,562
Scor	France	79,616	439,752
Societe Generale d'Enterprises SA	France	3,914	255,354
3,939,315
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.4%
Alleanza Assicuraz	Italy	15,872	$ 148,715
Britannic Assurance Plc	United Kingdom	39,601	114,019
Commercial Union Plc	United Kingdom	14,643	103,058
Industrial Alliance Life Insurance Co.	Canada	19,551	509,226
Skandia Insurance	Sweden	227,754	663,169
Triad Guaranty, Inc.	United States	22,500	896,400
2,434,587
Real Estate 1.3%
Centro Properties Group	Australia	23,898	57,320
General Property Trust	Australia	60,584	113,822
Hovnanian Enterprises, Inc., Class A	United States	26,800	1,066,640
Stockland Trust Group	Australia	36,505	114,307
1,352,089
HEALTH CARE 12.0%
Biotechnology 0.7%
Trimeris, Inc. *	United States	16,218	719,917
Health Care Equipment & Supplies 5.6%
Conceptus, Inc. *	United States	57,500	599,725
Cooper Companies, Inc.	United States	23,000	641,700
Cyberonics, Inc. *	United States	27,600	630,108
Noven Pharmaceuticals, Inc.	United States	64,400	620,172
Q-Med AB *	Sweden	13,321	185,790
Respironics, Inc. *	United States	21,800	837,556
Sonosite, Inc.	United States	57,400	929,880
Wilson Greatbatch Technologies, Inc. *	United States	42,600	1,396,854
5,841,785
Health Care Providers & Services 1.5%
Generale De Sante *	France	15,612	178,049
Sierra Health Services, Inc.	United States	37,979	630,451
VCA Antech, Inc. *	United States	44,404	745,499
1,553,999
Pharmaceuticals 4.2%
Alliance Unichem Plc	United Kingdom	45,625	334,976
American Pharmaceutical Partners, Inc.	United States	33,000	770,550
Cima Labs, Inc.	United States	27,600	666,540
Daiichi Pharmaceutical Co., Ltd.	Japan	12,300	155,971
Eisai Co.	Japan	3,800	67,173
Gedeon Richter, Ltd.	Hungary	7,135	519,204
InterMune, Inc. *	United States	24,900	506,217
Medicines Co.	United States	50,300	1,033,665
Sugi Pharmacy Co., Ltd.	Japan	6,500	299,673
4,353,969
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 14.5%
Aerospace & Defense 0.6%
British Aerospace Plc	United Kingdom	304,614	$ 618,801
Air Freight & Couriers 1.1%
Exel	United Kingdom	40,718	390,783
UTI Worldwide, Inc.	United States	23,700	713,370
1,104,153
Airlines 0.2%
Continental AG *	Germany	7,063	126,591
Koninklijke Grolsch	Netherlands	4,906	109,708
236,299
Building Products 0.3%
Geberit International AG	Switzerland	894	281,777
Commercial Services & Supplies 9.0%
Arbitron, Inc. *	United States	27,000	919,620
Bright Horizons Family Solutions, Inc. *	United States	24,800	744,744
Education Management Corp. *	United States	29,700	1,449,954
Glory, Ltd.	Japan	37,900	779,770
Indra Sistemas SA *	Spain	39,710	341,878
Neopost *	France	28,923	1,002,504
Startek, Inc.	United States	44,900	1,241,934
Stericycle, Inc. *	United States	40,000	1,571,600
Strayer Education, Inc.	United States	19,500	1,268,280
9,320,284
Construction & Engineering 1.0%
Fomento de Construcciones y Contratas	Spain	22,059	565,796
Grupo Dragados SA	Spain	12,421	237,762
JGC Corp.	Japan	38,000	268,055
1,071,613
Industrial Conglomerates 0.2%
Burberry Group	United Kingdom	7,357	30,773
Havas Advertising SA	France	39,836	151,438
182,211
Machinery 1.3%
Chicago Building & Iron Co.	United States	35,200	704,000
IHC Caland NV	Netherlands	6,474	334,784
Saurer AG *	Switzerland	11,595	303,409
1,342,193
Marine 0.2%
Daewoo Shipbuilding & Marine Energineering Co., Ltd. *	South Korea	26,860	226,597
Road & Rail 0.2%
Arriva Plc	United Kingdom	40,947	209,917
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.4%
BAA Plc	United Kingdom	44,634	$ 344,834
Stagecoach Holdings Plc	United Kingdom	160,978	113,297
458,131
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 1.3%
McDATA Corp., Class A	United States	131,500	1,391,270
Electronic Equipment & Instruments 3.1%
FLIR Systems, Inc.	United States	22,300	1,161,384
Kemet Corp. *	United States	76,100	697,837
Power Integrations, Inc. *	United States	61,000	1,350,052
3,209,273
Energy Equipment & Services 0.8%
Lexar Media, Inc.	United States	163,893	794,881
Internet Software & Services 0.0%
SINA Corp. *	China	4,333	42,723
Semiconductor Equipment & Products 6.1%
ATMI, Inc.	United States	32,000	675,168
BE Semiconductor Industries *	Netherlands	198,519	887,857
FEI Co.	United States	48,700	890,723
Genesis Microchip, Inc. *	United States	86,800	1,489,488
Integrated Circuit System, Inc. *	United States	45,900	996,948
Omnivision Technologies, Inc.	United States	25,300	614,284
Sanken Electric Co.	Japan	25,000	218,340
UMC Japan *	Japan	674	532,046
6,304,854
Software 6.7%
ANSYS, Inc. *	United States	34,300	907,235
Citrix Systems, Inc. *	United States	57,100	1,082,616
Cognizant Technology Solutions Corp., Class A	United States	40,600	729,176
Digital River, Inc.	United States	87,400	1,461,328
Lawson Software, Inc.	United States	117,300	594,711
Macromedia, Inc. *	United States	58,600	738,946
Micromuse, Inc.	United States	126,500	827,437
Open Text Corp.	Canada	21,400	614,180
6,955,629
MATERIALS 4.5%
Chemicals 1.1%
Agrium, Inc.	Canada	8,123	92,049
Kuraray Co., Ltd.	Japan	24,000	136,648
Lonza Group	Switzerland	2,262	137,498
SGL Carbon AG *	Germany	52,818	788,986
1,155,181
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.3%
Cemex SA de CV, ADR	Mexico	16,345	$ 373,483
Containers & Packaging 1.2%
Rexam Plc	United Kingdom	66,806	417,820
Taisei Lamick Co.	Japan	27,100	801,075
1,218,895
Metals & Mining 1.3%
AngloGold, Ltd., ADR	South Africa	4,794	135,287
Falconbridge Limited	Canada	40,400	473,306
Goldfields Ltd., ADR	South Africa	12,914	131,077
Harmony Gold Mining Ltd., ADR	South Africa	10,939	114,860
JFE Holdings, Inc. *	Japan	16,000	193,080
JSC MMC Norilsk Nickel, ADR *	Russia	4,213	96,309
Placer Dome, Inc.	Canada	5,200	52,036
Xstrata *	United Kingdom	12,818	114,099
1,310,054
Paper & Forest Products 0.6%
Sappi, Ltd.	South Africa	45,544	563,972
Timberwest Forest Corp.	Canada	8,200	70,106
634,078
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.2%
Vimpel-Communications, ADR *	Russia	5,429	216,400
Wireless Telecommunications Services 1.7%
America Movil SA de CV, Ser. L, ADR	Mexico	7,719	129,448
Mobistar *	Belgium	22,921	748,337
Panafon Hellenic Telecom SA	Greece	123,784	780,593
SK Telecom Co., Ltd., ADR	South Korea	7,308	111,081
Turkcell Iletisim Hizmetleri, ADR *	Turkey	1,451	21,692
1,791,151
UTILITIES 1.0%
Electric Utilities 0.4%
Public Power Corp.	Greece	22,710	345,332
Viridian Group Plc	United Kingdom	8,955	73,949
419,281
Gas Utilities 0.5%
Tokyo Gas Co., Ltd.	Japan	162,000	527,847
Water Utilities 0.1%
Kelda Group Plc	United Kingdom	10,881	71,620
Total Common Stocks			99,373,442
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS 0.4%
CONSUMER STAPLES 0.2%
Personal Products 0.2%
Wella AG	Germany	2,573	$ 192,751
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
Henkel KGAA	Germany	4,255	276,792
Total Preferred Stocks			469,543
SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional U.S. Government Money Market Fund (o)	United States	3,278,874	3,278,874
Total Investments (cost $91,715,394) 99.3%			103,121,859
Other Assets and Liabilities 0.7%			703,930
Net Assets 100.0%			$ 103,825,789

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

At April 30, 2003, the fund held investments in the following countries:

		Percentage of
		Total
	Market Value	Investments

United States	$ 59,341,638	57.5%
United Kingdom	9,419,192	9.1%
Japan	7,489,105	7.3%
France	3,390,779	3.3%
Canada	3,243,311	3.1%
Germany	2,929,174	2.9%
Italy	2,625,619	2.6%
Greece	2,037,911	2.0%
Netherlands	1,332,349	1.3%
Switzerland	1,313,363	1.3%
Hungary	1,244,166	1.2%
Spain	1,145,435	1.1%
Sweden	1,074,603	1.0%
Ireland	$ 1,064,691	1.0%
South Africa	945,196	0.9%
Belgium	748,337	0.7%
Austria	717,273	0.7%
Mexico	717,253	0.7%
Poland	612,429	0.6%
South Korea	521,690	0.5%
India	453,480	0.5%
Russia	312,709	0.3%
Australia	285,448	0.3%
Hong Kong	135,016	0.1%
Turkey	21,692	0.0%
	$ 103,121,859	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 91,715,394
Net unrealized gains on securities	11,406,465

Market value of securities	103,121,859
Foreign currency, at value (cost $2,419,403)	2,447,697
Receivable for securities sold	1,257,751
Receivable for Fund shares sold	741,835
Dividends receivable	263,147
Prepaid expenses and other assets	50,724

Total assets	107,883,013

Liabilities
Payable for securities purchased	3,749,217
Payable for Fund shares redeemed	240,442
Advisory fee payable	2,568
Distribution Plan expenses payable	1,645
Due to other related parties	282
Accrued expenses and other liabilities	63,070

Total liabilities	4,057,224

Net assets	$ 103,825,789

Net assets represented by
Paid-in capital	$ 147,273,805
Undistributed net investment loss	(881,290)
Accumulated net realized losses on securities and foreign currency related transactions	(54,013,457)
Net unrealized gains on securities and foreign currency related transactions	11,446,731

Total net assets	$ 103,825,789

Net assets consists of
Class A	$ 61,180,468
Class B	28,442,427
Class C	13,725,533
Class I	477,361

Total net assets	$ 103,825,789

Shares outstanding
Class A	4,367,457
Class B	2,298,857
Class C	1,104,987
Class I	33,598

Net asset value per share
Class A	$ 14.01
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.86
Class B	$ 12.37
Class C	$ 12.42
Class C -- Offering price (based on sales charge of 1.00%)	$ 12.55
Class I	$ 14.21

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $59,369)	$ 451,307

Expenses
Advisory fee	485,267
Distribution Plan expenses
Class A	77,020
Class B	162,485
Class C	70,827
Administrative services fee	53,326
Transfer agent fees	316,464
Trustees' fees and expenses	1,207
Printing and postage expenses	51,574
Custodian fee	56,252
Registration and filing fees	25,171
Professional fees	17,600
Other	1,599

Total expenses	1,318,792
Less: Expense reductions	(646)

Net expenses	1,318,146

Net investment loss	(866,839)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(4,823,266)
Foreign currency related transactions	120,442

Net realized losses on securities and foreign currency related transactions	(4,702,824)
Net change in unrealized gains or losses on securities and foreign currency related transactions	7,197,361

Net realized and unrealized gains or losses on securities and foreign currency related transactions	2,494,537

Net increase in net assets resulting from operations	$ 1,627,698

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002

Operations
Net investment loss		$ (866,839)		$ (1,762,032)
Net realized losses on securities, futures contracts and foreign currency related transactions		(4,702,824)		(7,251,012)
Net change in unrealized gains or losses on securities and foreign currency related transactions		7,197,361		(4,969,009)

Net increase (decrease) in net assets resulting from operations		1,627,698		(13,982,053)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,893,934	67,096,740	6,014,798	89,670,053
Class B	55,875	670,970	259,606	3,695,421
Class C	340,388	4,164,650	387,906	5,550,189
Class I	717,789	9,842,542	449,100	6,240,936

		81,774,902		105,156,599

Automatic conversion of Class B shares to Class A shares
Class A	274,839	3,649,227	1,288,074	21,234,219
Class B	(310,659)	(3,649,227)	(1,446,217)	(21,234,219)

		0		0

Payment for shares redeemed
Class A	(5,214,352)	(71,370,593)	(6,556,424)	(98,702,523)
Class B	(583,783)	(6,872,592)	(1,407,003)	(19,654,728)
Class C	(512,690)	(6,196,539)	(467,162)	(6,653,591)
Class I	(718,385)	(9,829,418)	(449,418)	(6,261,023)

		(94,269,142)		(131,271,865)

Net decrease in net assets resulting from capital share transactions		(12,494,240)		(26,115,266)

Total decrease in net assets		(10,866,542)		(40,097,319)
Net assets
Beginning of period		114,692,331		154,789,650

End of period		$ 103,825,789		$ 114,692,331

Undistributed net investment loss		$ (881,290)		$ (14,451)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

f. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid at an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $25,473 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $171,682,699 and $184,534,654, respectively, for the six months ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $91,715,394. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,105,592 and $1,699,127, respectively, with a net unrealized appreciation of $11,406,465.

As of October 31, 2002, the Fund had $47,652,082 in capital loss carryovers for federal income tax purposes with $40,735,169 expiring in 2009 and $6,916,913 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $646, which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566675   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen International Equity Fund

Evergreen International Equity Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen International Equity Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 9/6/1979

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998

6-month return with sales charge	-5.44%	-5.17%	-2.19%	N/A

6-month return w/o sales charge	0.34%	-0.17%	-0.17%	0.39%

Average annual return*

1 year with sales charge	-21.82%	-21.90%	-19.42%	N/A

1 year w/o sales charge	-17.11%	-17.79%	-17.79%	-16.97%

5 year	-4.91%	-4.77%	-4.62%	-3.58%

10 year	3.99%	4.22%	4.11%	4.71%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen International Equity Fund Class A shares,1 versus a similar investment in the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1,2]
CLASS A
Net asset value, beginning of period	$5.89	$6.47	$8.61	$8.72	$7.47	$6.88
Income from investment operations
Net investment income	0.04	0.07	0.05	0.07	0.06	0.10
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.02	-0.60	-1.50	0.34	1.19	0.49
Total from investment operations	0.02	-0.53	-1.45	0.41	1.25	0.59
Distributions to shareholders from
Net investment income	-0.05	-0.05	-0.02	-0.11	0	0
Net realized gains	0	0	-0.67	-0.41	0	0
Total distributions to shareholders	-0.05	-0.05	-0.69	-0.52	0	0
Net asset value, end of period	$5.86	$5.89	$6.47	$8.61	$8.72	$7.47
Total return[3]	0.34%	-8.27%	-18.20%	4.66%	16.73%	8.58%
Ratios and supplemental data
Net assets, end of period (millions)	$210	$195	$150	$132	$128	$129
Ratios to average net assets
Expenses[4]	1.14%[5]	1.12%	1.17%	1.15%	1.22%	1.53%[5]
Net investment income	1.50%[5]	1.11%	0.76%	0.72%	0.77%	1.08%[5]
Portfolio turnover rate	58%	92%	129%	145%	131%	155%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the period from March 6, 1998 (commencement of class operations), to October 31, 1998.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1]
CLASS B
Net asset value, beginning of period	$5.74	$6.33	$8.49	$8.62	$7.43	$8.65
Income from investment operations
Net investment income (loss)	0.02	0.02	0	-0.01	0	-0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.03	-0.57	-1.48	0.35	1.19	0.67
Total from investment operations	-0.01	-0.55	-1.48	0.34	1.19	0.65
Distributions to shareholders from
Net investment income	0	-0.04	-0.01	-0.06	0	-0.33
Net realized gains	0	0	-0.67	-0.41	0	-1.54
Total distributions to shareholders	0	-0.04	-0.68	-0.47	0	-1.87
Net asset value, end of period	$5.73	$5.74	$6.33	$8.49	$8.62	$7.43
Total return[2]	-0.17%	-8.75%	-18.78%	3.86%	16.02%	9.35%
Ratios and supplemental data
Net assets, end of period (millions)	$29	$31	$37	$50	$64	$75
Ratios to average net assets
Expenses[3]	1.88%[4]	1.87%	1.92%	1.90%	1.97%	2.30%
Net investment income (loss)	0.69%[4]	0.29%	0.04%	-0.11%	0.01%	-0.13%
Portfolio turnover rate	58%	92%	129%	145%	131%	155%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1,2]
CLASS C
Net asset value, beginning of period	$5.74	$6.33	$8.50	$8.62	$7.43	$7.64
Income from investment operations
Net investment income (loss)	0.02	0.02	-0.02	-0.01	0	0.03
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.03	-0.57	-1.47	0.36	1.19	-0.24
Total from investment operations	-0.01	-0.55	-1.49	0.35	1.19	-0.21
Distributions to shareholders from
Net investment income	0	-0.04	-0.01	-0.06	0	0
Net realized gains	0	0	-0.67	-0.41	0	0
Total distributions to shareholders	0	-0.04	-0.68	-0.47	0	0
Net asset value, end of period	$5.73	$5.74	$6.33	$8.50	$8.62	$7.43
Total return[3]	-0.17%	-8.75%	-18.88%	3.99%	16.02%	-2.75%
Ratios and supplemental data
Net assets, end of period (millions)	$43	$44	$49	$3	$2	$3
Ratios to average net assets
Expenses[4]	1.88%[5]	1.87%	1.93%	1.91%	1.97%	2.19%[5]
Net investment income (loss)	0.71%[5]	0.33%	-0.36%	-0.10%	-0.02%	0.44%[5]
Portfolio turnover rate	58%	92%	129%	145%	131%	155%

1.  Net investment income (loss) per share is based on average shares outstanding during the period.

2.  For the period from March 6, 1998 (commencement of class operations), to October 31, 1998.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1]	1999[1]	1998[1,2]
CLASS I3
Net asset value, beginning of period	$5.93	$6.49	$8.62	$8.73	$7.45	$7.73
Income from investment operations
Net investment income	0.05	0.09	0.07	0.09	0.08	0.07
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.03	-0.60	-1.51	0.35	1.20	-0.35
Total from investment operations	0.02	-0.51	-1.44	0.44	1.28	-0.28
Distributions to shareholders from
Net investment income	-0.06	-0.05	-0.02	-0.14	0	0
Net realized gains	0	0	-0.67	-0.41	0	0
Total distributions to shareholders	-0.06	-0.05	-0.69	-0.55	0	0
Net asset value, end of period	$5.89	$5.93	$6.49	$8.62	$8.73	$7.45
Total return	0.39%	-7.90%	-18.02%	4.93%	17.18%	-3.62%
Ratios and supplemental data
Net assets, end of period (millions)	$829	$677	$522	$567	$506	$428
Ratios to average net assets
Expenses[4]	0.88%[5]	0.88%	0.92%	0.90%	0.97%	1.18%[5]
Net investment income	1.86%[5]	1.33%	1.07%	0.97%	1.02%	1.13%[5]
Portfolio turnover rate	58%	92%	129%	145%	131%	155%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the period from March 9, 1998 (commencement of class operations), to October 31, 1998.

3.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.7%
Autoliv, Inc.	Sweden	324,545	$ 7,941,202
Automobiles 0.2%
Hyundai Motor Co.	South Korea	69,510	1,641,924
Household Durables 1.6%
Sharp Corp.	Japan	1,660,000	17,425,260
Waterford Wedgewood Plc	Ireland	825,842	221,610
17,646,870
Leisure Equipment & Products 0.1%
Shimano, Inc.	Japan	100,500	1,597,636
Media 4.4%
Axel Springer Verlag AG *	Germany	19,500	942,978
British Sky Broadcast *	United Kingdom	1,810,745	18,783,001
Edipresse SA	Switzerland	2,757	890,340
Publicis Groupe SA	France	193,964	4,287,544
Reed International Plc	United Kingdom	1,380,729	11,020,637
Telegraaf Holdings NV	Netherlands	206,700	3,570,671
Television Broadcasts, Ltd.	Hong Kong	280,000	856,258
TF1 Television Francaise	France	316,456	8,905,891
49,257,320
Specialty Retail 1.8%
Electronics Boutique Plc	United Kingdom	4,156,279	3,157,883
Kingfisher Plc	United Kingdom	2,777,679	10,863,221
Next Group Plc	United Kingdom	378,957	5,719,124
19,740,228
Textiles & Apparel 0.1%
Gunze, Ltd.	Japan	380,000	1,432,818
CONSUMER STAPLES 13.0%
Beverages 3.5%
Davide Campari Milano SPA	Italy	54,600	1,886,392
Diageo Plc	United Kingdom	1,961,800	21,777,695
Gazprom SA, ADR, Ser. O	Russia	179,400	2,825,550
Heineken Holding NV	Netherlands	267,863	7,783,946
Ito En, Ltd.	Japan	96,800	2,926,436
Remy Cointreau SA	France	61,317	1,772,239
38,972,258
Food & Drug Retailing 0.3%
Sobeys, Inc.	Canada	117,156	3,031,023
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 4.3%
Ajinomoto Co., Inc.	Japan	481,000	$ 4,887,555
Cadbury Schweppes Plc	United Kingdom	477,716	2,662,994
Lindt & Spruengli, Ltd.	Switzerland	9,445	5,856,283
Nestle SA	Switzerland	120,620	24,618,144
Nippon Meat Packers, Inc.	Japan	952,000	8,562,244
Yakult Honsha Co.	Japan	75,000	1,102,200
47,689,420
Household Products 0.8%
Kao Corp.	Japan	484,000	8,840,276
Personal Products 1.5%
Mandom Corp.	Japan	305,800	5,829,409
Uni-Charm Corp.	Japan	268,700	10,718,215
16,547,624
Tobacco 2.6%
Altadis SA	Spain	471,209	12,170,443
British America Tobacco Plc	United Kingdom	660,925	6,343,094
Swedish Match Co.	Sweden	1,421,090	10,518,608
29,032,145
ENERGY 10.3%
Oil & Gas 10.3%
BP Amoco Plc	United Kingdom	2,358,200	14,956,209
Canadian Natural Resources, Ltd.	Canada	77,039	2,567,967
CNOOC, Ltd.	Hong Kong	1,988,500	2,613,411
Encana Corp.	Canada	76,084	2,494,218
Eni SpA	Italy	819,827	11,705,607
Lukoil Holding, ADR	Russia	17,100	1,177,164
Lukoil Oil Holdings	Russia	63,477	4,392,608
Petro-Canada	Canada	504,788	16,639,699
Royal Dutch Petroleum Co.	Netherlands	480,200	19,630,576
Showa Shell Sekiyu	Japan	170,500	1,092,472
Surgutneftegaz, ADR	Russia	132,532	2,591,001
TotalFinaElf SA, Class B	France	185,761	24,404,687
YUKOS Corp., ADR *	Russia	57,801	10,115,175
114,380,794
FINANCIALS 26.9%
Banks 12.8%
Anglo Irish Bank Austria AG	Ireland	384,700	2,899,098
Barclays Plc	United Kingdom	1,049,545	7,256,610
BNP Paribas SA	France	256,534	12,064,103
Danske Bank	Denmark	179,355	3,456,248
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Banks continued
Erste Bank Der Ost	Austria	42,553	$ 3,373,318
HBOS Plc	United Kingdom	2,011,091	23,579,435
Lloyds TSB Group Plc	United Kingdom	518,884	3,415,370
National Australia Bank, Ltd.	Australia	412,944	8,404,703
National Bank of Canada	Canada	221,700	5,395,628
OTP Bank	Hungary	1,512,300	16,266,467
Royal Bank of Scotland Group Plc	United Kingdom	987,970	25,932,838
UBS AG	Switzerland	294,389	13,983,342
Westpac Banking Corp., Ltd.	Australia	1,018,508	10,148,047
Wing Hang Bank, Ltd.	Hong Kong	1,756,800	5,518,826
141,694,033
Diversified Financials 6.7%
Brascan Corp., Class A	Canada	970,374	21,890,934
Fortis	Belgium	35,461	591,563
Groupe Bruxelles Lambert SA	Belgium	198,455	8,176,743
HSBC Holdings Plc	United Kingdom	1,674,821	18,333,079
ING Groep NV	Netherlands	588,999	9,582,049
Pargesa Holdings AG	Switzerland	3,236	6,138,786
Veba AG	Germany	197,200	9,456,791
74,169,945
Insurance 5.5%
Allianz AG	Germany	38,070	2,696,562
Assicurazioni Generali SpA	Italy	156,253	3,597,208
CNP Assurances	France	227,884	9,177,795
Industrial Alliance Life Insurance Co.	Canada	182,279	4,747,643
Irish Life & Permanent Plc	Ireland	679,747	7,904,265
Kingsway Financial Services, Inc.	Canada	355,801	4,093,945
Manulife Financial Corp.	Canada	419,652	11,190,720
Millea Holdings, Inc., ADR	Japan	6,300	207,207
Mitsui Marine & Fire Insurance Co., Ltd.	Japan	2,437,000	11,460,531
Samsung Fire & Marine Co., Ltd.	South Korea	32,560	1,607,901
Swiss Reinsurance Co.	Switzerland	71,214	4,657,361
61,341,138
Real Estate 1.9%
British Land Co. Plc	United Kingdom	1,190,061	7,766,531
Brookfield Properties Corp.	Canada	408,453	8,431,108
Centrecity Property Fund	South Africa	1,111,200	356,627
Office Building Fund of Japan, Inc.	Japan	804	4,334,632
20,888,898
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.8%
Health Care Equipment & Supplies 2.1%
Cochlear, Ltd.	Australia	274,846	$ 5,828,063
Smith & Nephew Plc	United Kingdom	2,629,946	17,552,576
23,380,639
Pharmaceuticals 10.7%
Alliance Unichem Plc	United Kingdom	547,792	4,021,852
Aventis SA, Class A	France	344,646	17,537,227
Eisai Co.	Japan	174,200	3,079,367
Gedeon Richter, Ltd.	Hungary	66,400	4,831,836
GlaxoSmithKline Plc, ADR	United Kingdom	1,216,100	24,392,961
Novartis AG	Switzerland	446,155	17,618,965
Pfizer, Inc.	Sweden	684,058	20,932,175
Roche Holdings AG	Switzerland	162,800	10,370,651
Sanofi-Synthelabo SA	France	143,562	8,579,620
Takeda Chemical Industries, Ltd.	Japan	209,000	7,669,886
119,034,540
INDUSTRIALS 4.3%
Aerospace & Defense 1.3%
British Aerospace Plc	United Kingdom	7,121,041	14,465,882
Commercial Services & Supplies 0.6%
Glory, Ltd.	Japan	77,900	1,602,746
Neopost *	France	64,677	2,241,777
Ritchie Brothers Auctioneers, Inc. *	Canada	76,100	2,537,935
6,382,458
Electrical Equipment 0.2%
Johnson Electric Holdings, Ltd.	Bermuda	1,767,500	1,903,693
Industrial Conglomerates 0.4%
DCC Plc	Ireland	330,693	4,104,203
Johnson Electric Holdings Ltd., ADR	Hong Kong	22,700	244,493
Smith & Nephew Plc, ADR	United Kingdom	2,180	147,150
4,495,846
Machinery 0.2%
Chen Hsong Holdings, Ltd.	Hong Kong	858,000	242,029
IHC Caland NV	Netherlands	50,401	2,606,344
2,848,373
Marine 1.3%
Daewoo Shipbuilding & Marine Energineering Co., Ltd. *	South Korea	1,720,060	14,510,794
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.3%
Anhui Expressway Holding Co.	China	6,740,000	$ 1,521,006
Jiangsu Expressway	Hong Kong	3,938,000	1,325,450
Sichuan Expressway Co., Ltd.	Hong Kong	1,902,000	182,907
Zhejiang Expressway Co., Ltd.	Hong Kong	804,000	306,691
3,336,054
INFORMATION TECHNOLOGY 5.3%
Communications Equipment 2.0%
Alcatel	France	133,104	1,092,366
Nokia Oyj	Finland	1,220,315	20,684,831
21,777,197
Electronic Equipment & Instruments 1.4%
Siemens AG	Germany	320,081	15,986,621
Office Electronics 1.9%
Canon, Inc.	Japan	525,000	21,250,420
MATERIALS 4.2%
Chemicals 1.1%
BASF AG	Germany	181,570	8,114,450
Kuraray Co., Ltd.	Japan	688,000	3,917,232
12,031,682
Construction Materials 0.6%
Compagnie Generale des Etablissements Michelin, Class B	France	168,600	6,249,164
Containers & Packaging 0.5%
Rexam Plc	United Kingdom	818,761	5,120,727
Metals & Mining 1.4%
Anglo American Plc	South Africa	176,456	2,561,789
BHP Billiton, Ltd.	United Kingdom	969,500	4,962,443
JFE Holdings, Inc. *	Japan	484,500	5,846,712
JSC MMC Norilsk Nickel, ADR *	Russia	89,943	2,056,097
15,427,041
Paper & Forest Products 0.6%
Timberwest Forest Corp.	Canada	380,294	3,251,328
UPM-Kymmene Corp.	Finland	273,692	4,008,799
7,260,127
TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 7.0%
BT Group Plc	United Kingdom	2,504,570	7,181,084
China Telecom Corp., Ltd. *	China	15,950,000	3,067,681
China Telecom Corp., Ltd., ADR *	China	165,300	3,140,700
Deutsche Telekom	Germany	1,759,110	23,563,004
France Telecom SA	France	942,783	21,820,411
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telecom Italia SpA	Italy	2,807,857	$ 13,887,344
Telefonica SA	Spain	506,634	5,613,695
78,273,919
Wireless Telecommunications Services 2.4%
NTT Mobile Communication Network, Inc.	Japan	5,074	10,482,063
Vodafone Airtouch Plc	United Kingdom	7,898,979	15,603,988
26,086,051
UTILITIES 1.8%
Electric Utilities 0.6%
Huaneng Power International, Inc.	Hong Kong	7,128,000	6,763,285
Gas Utilities 1.2%
Gas Natural SDG SA	Spain	86,062	1,650,275
Gazprom Oao	Russia	192,820	3,036,915
Tokyo Gas Co., Ltd.	Japan	2,712,000	8,836,547
13,523,737
Total Common Stocks			1,075,953,802
PREFERRED STOCKS 0.6%
CONSUMER STAPLES 0.4%
Personal Products 0.4%
Wella AG	Germany	58,644	4,393,182
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Fresenius Medical Care AG	Germany	66,809	2,382,904
Total Preferred Stocks			6,776,086
SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	United States	14,438,429	14,438,429
Total Investments (cost $1,038,992,844) 98.8%			1,097,168,317
Other Assets and Liabilities 1.2%			13,531,978
Net Assets 100.0%			$ 1,110,700,295
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

At April 30, 2003, the fund held investments in the following countries:
		Percentage of
		Portfolio
	Market Value	Assets

United Kingdom	$275,016,387	25.0%
Japan	143,101,861	13.0%
France	118,132,825	10.8%
Canada	86,272,148	7.9%
Switzerland	84,133,872	7.7%
Germany	67,536,492	6.2%
Netherlands	43,173,586	3.9%
Sweden	39,391,985	3.6%
Italy	31,076,551	2.8%
Russia	26,194,510	2.4%
Finland	24,693,630	2.3%
Australia	24,380,813	2.2%
Hungary	$ 21,098,303	1.9%
Spain	19,434,413	1.8%
Hong Kong	18,053,350	1.6%
South Korea	17,760,618	1.6%
Ireland	15,129,176	1.4%
United States	14,438,429	1.3%
Belgium	8,768,305	0.8%
China	7,729,387	0.7%
Denmark	3,456,249	0.3%
Austria	3,373,318	0.3%
South Africa	2,918,416	0.3%
Bermuda	1,903,693	0.2%
	$ 1,097,168,317	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 1,038,992,844
Net unrealized gains on securities	58,175,473

Market value of securities	1,097,168,317
Foreign currency, at value (cost $7,153,802)	7,343,038
Receivable for securities sold	13,057,650
Receivable for Fund shares sold	2,188,845
Dividends receivable	7,611,757
Prepaid expenses and other assets	85,490

Total assets	1,127,455,097

Liabilities
Payable for securities purchased	14,276,408
Payable for Fund shares redeemed	2,151,176
Payable for closed forward foreign currency exchange contracts	167,160
Advisory fee payable	14,125
Distribution Plan expenses payable	3,644
Due to other related parties	3,010
Accrued expenses and other liabilities	139,279

Total liabilities	16,754,802

Net assets	$ 1,110,700,295

Net assets represented by
Paid-in capital	$ 1,351,146,920
Undistributed net investment income	8,473,144
Accumulated net realized losses on securities and foreign currency related transactions	(307,468,150)
Net unrealized gains on securities and foreign currency related transactions	58,548,381

Total net assets	$1,110,700,295

Net assets consists of
Class A	$ 209,659,401
Class B	28,722,718
Class C	43,105,533
Class I	829,212,643

Total net assets	$ 1,110,700,295

Shares outstanding
Class A	35,794,173
Class B	5,011,331
Class C	7,521,502
Class I	140,682,967

Net asset value per share
Class A	$ 5.86
Class A -- Offering price (based on sales charge of 5.75%)	$ 6.22
Class B	$ 5.73
Class C	$ 5.73
Class C -- Offering price (based on sales charge of 1.00%)	$ 5.79
Class I	$ 5.89

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,504,227)	$ 13,493,729

Expenses
Advisory fee	2,390,494
Distribution Plan expenses
Class A	256,069
Class B	143,301
Class C	215,548
Administrative services fee	498,729
Transfer agent fees	605,250
Trustees' fees and expenses	4,088
Printing and postage expenses	68,880
Custodian fee	703,989
Registration and filing fees	59,545
Professional fees	14,800
Interest expense	6,005
Other	28,299

Total expenses	4,994,997
Less: Expense reductions	(1,895)

Net expenses	4,993,102

Net investment income	8,500,627

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(76,275,752)
Foreign currency related transactions	(1,454,526)

Net realized losses on securities and foreign currency related transactions	(77,730,278)
Net change in unrealized gains or losses on securities and foreign currency related transactions	74,940,696

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(2,789,582)

Net increase in net assets resulting from operations	$ 5,711,045

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2003		Year Ended
	(unaudited)		October 31, 2002

Operations
Net investment income		$ 8,500,627		$ 10,142,075
Net realized losses on securities, futures contracts and foreign currency related transactions		(77,730,278)		(110,862,450)
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions		74,940,696		17,399,807

Net increase (decrease) in net assets resulting from operations		5,711,045		(83,320,568)

Distributions to shareholders from
Net investment income
Class A		(1,686,171)		(1,169,745)
Class B		0		(234,128)
Class C		0		(299,279)
Class I		(7,450,807)		(4,292,873)

Total distributions to shareholders		(9,136,978)		(5,996,025)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	38,253,707	221,183,734	98,907,615	651,105,949
Class B	991,654	5,586,367	1,391,520	8,935,634
Class C	2,006,528	11,521,973	3,682,985	23,542,988
Class I	57,605,697	333,299,531	76,034,479	502,149,673

		571,591,605		1,185,734,244

Net asset value of shares issued in reinvestment of distributions
Class A	166,367	959,959	148,571	966,270
Class B	0	0	33,948	216,926
Class C	0	0	43,983	281,050
Class I	726,931	4,216,200	423,790	2,775,824

		5,176,159		4,240,070

Automatic conversion of Class B shares to Class A shares
Class A	692,664	4,089,428	774,317	5,339,584
Class B	(707,159)	(4,089,428)	(791,664)	(5,339,584)

		0		0

Payment for shares redeemed
Class A	(36,398,402)	(210,688,602)	(90,524,844)	(600,694,500)
Class B	(657,997)	(3,705,804)	(1,114,858)	(7,191,922)
Class C	(2,144,842)	(12,241,972)	(3,806,499)	(24,190,638)
Class I	(31,710,008)	(182,747,260)	(43,428,812)	(288,422,336)

		(409,383,638)		(920,499,396)

Net asset value of shares issued in acquisition
Class A	0	0	585,708	4,037,616
Class B	0	0	272	1,833
Class C	0	0	12,957	87,195
Class I	0	0	575,741	3,992,585

		0		8,119,229

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2003	Year Ended
Capital share transactions continued	(unaudited)	October 31, 2002

Net increase in net assets resulting from capital share transactions	167,384,126	277,594,147

Total increase in net assets	163,958,193	188,277,554
Net assets
Beginning of period	946,742,102	758,464,548

End of period	$ 1,110,700,295	$ 946,742,102

Undistributed net investment income	$ 8,473,144	$ 9,109,495

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the "Fund") (formerly Evergreen International Growth Fund) is a diversified series of Evergreen International Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $2,639 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia International Equity Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $477,803. The aggregate net assets of the Fund and Wachovia International Equity Fund immediately prior to the acquisition were $903,255,313 and $8,119,229, respectively. The aggregate net assets of the Fund immediately after the acquisition were $911,374,542.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $706,276,191 and $561,008,146, respectively, for the six months ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,038,992,844. The gross unrealized appreciation and depreciation on securities based on tax cost was $89,277,826 and $31,102,353, respectively, with a net unrealized appreciation of $58,175,473.

As of October 31, 2002, the Fund had $216,983,445 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2008	2009	2010

$49,245	$10,458,615	$102,890,812	$103,584,773

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $1,895, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had average borrowings outstanding of $673,233 at a rate of 1.80% and paid interest of $6,005, which represents 0.00% of its average daily net assets on an annualized basis.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566676   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Semiannual Report
as of April 30, 2003

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

12	STATEMENT OF ASSETS AND LIABILITIES

13	STATEMENT OF OPERATIONS

14	STATEMENTS OF CHANGES IN NET ASSETS

15	NOTES TO FINANCIAL STATEMENTS

20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue,10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Precious Metals Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade’s worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged.

In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October’s lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts suggested the possibility of war was remote. Unfortunately, these efforts

1

LETTER TO SHAREHOLDERS continued

ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren’t the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world’s largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond
Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 1/30/1978

Class inception date	Class A 1/20/1998	Class B 1/30/1978	Class C 1/29/1998	Class I 2/29/2000

6-month return with sales charge	4.75%	5.73%	8.68%	N/A
6-month return w/o sales charge	11.16%	10.73%	10.78%	11.24%
Average annual return*
1 year with sales charge	-1.82%	-1.61%	1.53%	N/A
1 year w/o sales charge	4.18%	3.39%	3.55%	4.48%
5 year	3.36%	3.45%	3.57%	4.47%
10 year	1.11%	1.30%	1.19%	1.63%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Precious Metals Fund Class A shares,(1) versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s Metals and Mining Index (FT-SE Gold Mines) and the Consumer Price Index (CPI).

The S&P 500 and FT-SE Gold Mines are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

(1)  Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

(2)  Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)(1)		Year Ended October 31,

CLASS A			2002(1)	2001(1)	2000(1)	1999(1)	1998(1,2)

Net asset value, beginning of period	$17.32		$12.38	$8.74	$11.88	$11.64	$12.45

Income from investment operations
Net investment income (loss)	(0.05)		(0.04)	0.15	0.02	(0.01)	(0.01)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.00		5.13	3.53	(3.16)	0.25	(0.80)

Total from investment operations	1.95		5.09	3.68	(3.14)	0.24	(0.81)

Distributions to shareholders from
Net investment income	(0.18)		(0.15)	(0.04)	0	0	0

Net asset value, end of period	$19.09		$17.32	$12.38	$8.74	$11.88	$11.64

Total return(3)	11.16%		41.63%	42.15%	(26.43%)	2.06%	(6.51%)

Ratios and supplemental data
Net assets, end of period (thousands)	$92,786		$87,373	$57,028	$43,781	$69,387	$83,431
Ratios to average net assets
Expenses(4)	1.47	%(5)	1.61%	1.92%	2.16%	2.01%	2.01	%(5)
Net investment income (loss)	(0.48	%)(5)	(0.26%)	1.50%	0.16%	(0.07%)	(0.12	%)(5)
Portfolio turnover rate	21%		36%	23%	31%	33%	44%

(1)

Net investment income (loss) per share is based on average shares outstanding during the period.

(2)

For the period from January 20, 1998 (commencement of class operations), to October 31, 1998.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)(1)		Year Ended October 31,

CLASS B			2002(1)	2001(1)	2000(1)	1999(1)	1998(1)

Net asset value, beginning of period	$16.76		$12.05	$8.56	$11.72	$11.58	$15.87

Income from investment operations
Net investment income (loss)	(0.11)		(0.15)	0.06	(0.09)	(0.10)	(0.19)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.92		4.99	3.45	(3.07)	0.24	(3.29)

Total from investment operations	1.81		4.84	3.51	(3.16)	0.14	(3.48)

Distributions to shareholders from
Net investment income	(0.08)		(0.13)	(0.02)	0	0	0
Net realized gains	0		0	0	0	0	(0.81)

Total distributions to shareholders	(0.08)		(0.13)	(0.02)	0	0	(0.81)

Net asset value, end of period	$18.49		$16.76	$12.05	$8.56	$11.72	$11.58

Total return(2)	10.73%		40.54%	41.08%	(26.96%)	1.21%	(22.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$30,448		$24,389	$10,039	$5,895	$13,781	$25,765
Ratios to average net assets
Expenses(3)	2.22	%(4)	2.35%	2.67%	2.91%	2.76%	2.72%
Net investment income (loss)	(1.21	%)(4)	(0.93%)	0.63%	(0.80%)	(0.94%)	(1.52%)
Portfolio turnover rate	21%		36%	23%	31%	33%	44%

(1)

Net investment income (loss) per share is based on average shares outstanding during the period.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)(1)		Year Ended October 31,

CLASS C			2002(1)	2001(1)	2000(1)	1999(1)	1998(1,2)

Net asset value, beginning of period	$16.74		$12.04	$8.55	$11.71	$11.58	$13.65

Income from investment operations
Net investment income (loss)	(0.11)		(0.13)	0.04	(0.07)	(0.09)	(0.14)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.92		4.96	3.47	(3.09)	0.22	(1.93)

Total from investment operations	1.81		4.83	3.51	(3.16)	0.13	(2.07)

Distributions to shareholders from
Net investment income	(0.10)		(0.13)	(0.02)	0	0	0

Net asset value, end of period	$18.45		$16.74	$12.04	$8.55	$11.71	$11.58

Total return(3)	10.78%		40.49%	41.13%	(26.99%)	1.12%	(15.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$30,491		$17,543	$1,634	$261	$465	$557
Ratios to average net assets
Expenses(4)	2.23	%(5)	2.33%	2.63%	2.92%	2.85%	2.83	%(5)
Net investment income (loss)	(1.15	%)(5)	(0.73%)	0.41%	(0.65%)	(0.80%)	(1.44	%)(5)
Portfolio turnover rate	21%		36%	23%	31%	33%	44%

(1)

Net investment income (loss) per share is based on average shares outstanding during the period.

(2)

For the period from January 29, 1998 (commencement of class operations), to October 31, 1998.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)(1)		Year Ended October 31,

CLASS I(3)			2002(1)	2001(1)	2000(1,2)

Net asset value, beginning of period	$17.16		$12.24	$8.63	$10.42

Income from investment operations
Net investment income (loss)	(0.02)		0.03	0.30	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.97		5.05	3.35	(1.83)

Total from investment operations	1.95		5.08	3.65	(1.79)

Distributions to shareholders from
Net investment income	(0.22)		(0.16)	(0.04)	0

Net asset value, end of period	$18.89		$17.16	$12.24	$8.63

Total return	11.24%		42.02%	42.41%	(17.18%)

Ratios and supplemental data
Net assets, end of period (thousands)	$725		$403	$23	$1
Ratios to average net assets
Expenses(4)	1.22	%(5)	1.34%	1.51%	1.79	%(5)
Net investment income (loss)	(0.19	%)(5)	(0.19%)	2.47%	0.48	%(5)
Portfolio turnover rate	21%		36%	23%	31%

(1)

Net investment income (loss) per share is based on average shares outstanding during the period.

(2)

For the period from February 29, 2000 (commencement of class operations), to October 31, 2000.

(3)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 99.4%
MATERIALS 99.4%
Metals & Mining 99.4%
Agnico-Eagle Mines, Ltd.	Canada	303,000	$3,039,402
Anglo American Platinum Corp.	South Africa	50,800	1,427,448
Anglogold	South Africa	140,000	4,001,405
Apollo Gold Corp.	Canada	675,000	1,383,891
Avgold, Ltd. *	South Africa	2,074,000	1,971,171
Barrick Gold Corp.	Canada	625,616	9,352,959
Barrick Gold Corp. Canadian Exchange	Canada	38,700	588,056
Canyon Resources Corp. *	United States	617,398	740,878
Compania de Minas Buenaventura SA, ADR	Peru	246,000	6,543,600
First Quantum Minerals, Ltd. *	Canada	300,000	1,077,406
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	503,250	8,711,258
Goldcorp, Inc.	Canada	186,000	1,939,980
Goldcorp, Inc., Class A Canadian Exchange	Canada	153,400	1,600,324
Goldfields, Ltd.	South Africa	506,755	5,158,327
Goldfields, Ltd., ADR	South Africa	136,000	1,380,400
Harmony Gold Mining, Ltd.	South Africa	300,200	3,183,961
Harmony Gold Mining, Ltd., ADR	South Africa	148,000	1,554,000
IAMGold Corp.	Canada	1,759,840	8,590,572
Impala Platinum Holdings, Ltd.	South Africa	123,115	6,104,918
Inmet Mining Corp. *	Canada	659,200	2,942,036
Jci, Ltd. *	South Africa	247,926	18,099
Kenor ASA *	Norway	2,400,000	1,781,197
Kinross Gold Corp.	Canada	320,000	1,958,400
Kinross Gold Corp. Canadian Exchange *	Canada	287,507	1,774,363
Lihir Gold, Ltd. *	Papua New Guinea	6,189,100	5,077,462
Meridian Gold, Inc. *	Canada	621,700	6,328,906
Minefinders, Ltd.	Canada	543,600	2,956,820
Miramar Mining Corp.	Canada	614,600	694,318
Newcrest Mining, Ltd.	Australia	1,428,263	5,858,647
Newmont Mining Corp.	Australia	791,465	9,416,140
Northgate Exploration, Ltd.	Canada	2,666,666	2,401,209
Novagold Resources Corp. *	Canada	230,000	617,503
Placer Dome, Inc.	Australia	1,247,771	12,306,784
Randgold Resources, Ltd. *	United States	834,992	12,533,230
Rio Narcea Gold Mine, Inc. *	Canada	127,200	204,904
SouthernEra Resources, Ltd	United States	700,000	2,884,937
Teck Corp., Class B	Canada	225,000	1,609,833
Western Area Gold Mining Corp. *	South Africa	224,720	882,171
Wheaton River Minerals, Ltd.	Canada	12,599,700	9,780,073

Total Common Stocks			153,566,080

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Country	Shares	Value

CONVERTIBLE DEBENTURES 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Jci, Ltd., 17.00%, 01/15/2006	South Africa	53,382	$78

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund ø	United States	1,481,100	1,481,100

Total Investments (cost $130,436,362) 100.4%			155,047,258
Other Assets and Liabilities (0.4%)			(596,489)

Net Assets 100.0%			$154,450,769

*

Non-income producing security

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

ADR

American Depository Receipt

At April 30, 2003, the Fund held investments in the following countries:

	Market Value	Percentage of Total Investments

Canada	$68,689,951	44.3%
United States	34,473,344	22.2%
South Africa	25,681,979	16.6%
Australia	12,799,726	8.3%
Peru	6,543,600	4.2%
Papua New Guinea	5,077,461	3.3%
Norway	1,781,197	1.1%

	$155,047,258	100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

ASSETS
Identified cost of securities	$130,436,362
Net unrealized gains on securities	24,610,896

Market value of securities	155,047,258
Foreign currency, at value (cost $24,534)	25,024
Receivable for Fund shares sold	538,454
Dividend and interest receivable	100,137
Prepaid expenses and other assets	76,114

Total assets	155,786,987

LIABILITIES
Payable for securities purchased	612,763
Payable for Fund shares redeemed	693,411
Advisory fee payable	2,556
Distribution Plan expenses payable	2,374
Due to other related parties	414
Accrued expenses and other liabilities	24,700

Total liabilities	1,336,218

Net assets	$154,450,769

Net assets represented by
Paid-in capital	$223,337,719
Overdistributed net investment loss	(580,591)
Accumulated net realized losses on securities and foreign currency related transactions	(92,916,896)
Net unrealized gains on securities and foreign currency related transactions	24,610,537

Total net assets	$154,450,769

Net assets consists of
Class A	$92,785,603
Class B	30,448,358
Class C	30,491,319
Class I	725,489

Total net assets	$154,450,769

Shares outstanding
Class A	4,859,659
Class B	1,646,412
Class C	1,652,956
Class I	38,400

Net asset value per share
Class A	$19.09
Class A — Offering price (based on sales charge of 5.75%)	$20.25
Class B	$18.49
Class C	$18.45
Class C — Offering price (based on sales charge of 1.00%)	$18.64
Class I	$18.89

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $28,286)	$788,603
Interest	939

Total investment income	789,542

Expenses
Advisory fee	478,891
Distribution Plan expenses
Class A	128,560
Class B	151,161
Class C	129,054
Administrative services fee	77,926
Transfer agent fees	238,023
Trustees’ fees and expenses	1,553
Printing and postage expenses	27,652
Custodian fee	82,193
Registration and filing fees	30,598
Professional fees	10,374
Other	1,534

Total expenses	1,357,519
Less: Expense reductions	(575)

Net expenses	1,356,944

Net investment loss	(567,402)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	8,620,761
Foreign currency related transactions	(31,610)

Net realized gains on securities and foreign currency related transactions	8,589,151
Net change in unrealized gains or losses on securities and foreign currency related transactions	4,308,333

Net realized and unrealized gains or losses on securities and foreign currency related transactions	12,897,484

Net increase in net assets resulting from operations	$12,330,082

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30,2003 (unaudited)		Year Ended October 31,2002

Operations
Net investment loss		$(567,402)		$(488,954)
Equity in earnings of wholly-owned, unconsolidated foreign subsidiary		0		(2,092)
Net realized gains on securities and foreign currency related transactions		8,589,151		2,822,920
Net change in unrealized gains or losses on securities and foreign currency related transactions		4,308,333		22,258,412

Net increase in net assets resulting from operations		12,330,082		24,590,286

Distributions to shareholders from
Net investment income
Class A		(888,084)		(720,113)
Class B		(113,975)		(111,031)
Class C		(117,895)		(20,056)
Class I		(6,906)		(1,282)

Total distributions to shareholders		(1,126,860)		(852,482)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	928,094	18,948,768	4,002,237	71,770,157
Class B	575,099	11,497,167	1,502,325	26,451,273
Class C	1,010,884	20,326,914	1,294,376	24,007,800
Class I	28,673	591,106	34,593	594,456

		51,363,955		122,823,686

Net asset value of shares issued in reinvestment of distributions
Class A	35,746	746,011	48,142	602,316
Class B	3,414	69,159	5,758	70,136
Class C	4,809	97,193	1,577	19,195
Class I	334	6,878	101	1,255

		919,241		692,902

Automatic conversion of Class B shares to Class A shares
Class A	4,934	102,384	156,171	2,346,203
Class B	(5,090)	(102,384)	(160,558)	(2,346,203)

		0		0

Payment for shares redeemed
Class A	(1,154,480)	(22,996,244)	(3,767,433)	(66,774,338)
Class B	(382,458)	(7,536,433)	(725,300)	(12,485,658)
Class C	(410,818)	(7,922,261)	(383,615)	(6,776,017)
Class I	(14,086)	(288,967)	(13,073)	(233,653)

		(38,743,905)		(86,269,666)

Net increase in net assets resulting from capital share transactions		13,539,291		37,246,922

Total increase in net assets		24,742,513		60,984,726
Net assets
Beginning of period		129,708,256		68,723,530

End of period		$154,450,769		$129,708,256

Undistributed (overdistributed) net investment income (loss)		$(580,591)		$1,113,671

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c.  Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  INVESTMENT IN FOREIGN SUBSIDIARY

On December 4, 2002, the Fund sold its investment in Precious Metals (Bermuda) Ltd., a wholly owned, unconsolidated foreign subsidiary of the Fund, and received cash proceeds in the amount of $925,031 as a result of the sale. During the year ended October 31, 2002, investment activities of the foreign subsidiary had resulted in a net investment loss of $2,092.

4.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee, starting at 0.66% and declining to 0.41% as average daily net assets increase.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $2,500 to Wachovia Securities, Inc.

5.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

6.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $45,460,379 and $32,307,464, respectively, for the six months ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $130,436,362. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,008,830 and $8,397,934, respectively, with a net unrealized appreciation of $24,610,896.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2002, the Fund had $99,386,146 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008

$3,667,837	$50,128,356	$33,416,250	$12,173,703

7.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $575, which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

11.  CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/ consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB:6/26/1960 Term of office since:1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB:12/25/1963 Term of office since:1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person”of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*  As of April 30, 2003

Visit us online at EvergreenInvestments.com

F O R  M O R E  I N F O R M A T I O N
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566677 6/2003

Evergreen Investments(TM)

            MUTUAL FUNDS

Evergreen Investments
200  Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable.
Item 3 - Audit Committee Financial Expert
Not applicable.
Items 4 -8 [Reserved]
Not applicable.
Item 9 - Controls and Procedures
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits
(a)	Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
By:	Carol A. Kosel Principal Financial Officer/Treasurer
Date: June 30, 2003